LOGO (R)

                                  Victory Funds



                                   PROSPECTUS


                                   VALUE FUND

                                   DIVERSIFIED
                                   STOCK FUND

                                STOCK INDEX FUND

                                   GROWTH FUND

                                     SPECIAL
                                   VALUE FUND

                                  OHIO REGIONAL
                                   STOCK FUND

                                  INTERNATIONAL
                                   GROWTH FUND

                                     SPECIAL
                                   GROWTH FUND

                                    BALANCED
                                      FUND

                                   REAL ESTATE
                                 INVESTMENT FUND


800-539-FUND or 800-539-3863                                     March 1, 1998,
                                                 As supplemented August 1, 1998

                             THE VICTORY PORTFOLIOS


                                 PROSPECTUS FOR:

                                   VALUE FUND
                             DIVERSIFIED STOCK FUND
                                STOCK INDEX FUND
                                   GROWTH FUND
                               SPECIAL VALUE FUND
                            OHIO REGIONAL STOCK FUND
                            INTERNATIONAL GROWTH FUND
                               SPECIAL GROWTH FUND
                                  BALANCED FUND
                           REAL ESTATE INVESTMENT FUND

     800-539-FUND                                                   800-539-3863

The ten Victory Funds discussed in this prospectus (the Funds) are a part of The Victory Portfolios (Victory), an open-end investment management company. The Real Estate Investment Fund is a non-diversified mutual fund. The other nine Funds are diversified mutual funds. This prospectus explains the objectives, policies, risks, and strategies of the Funds. You should read this prospectus before investing in one of these Funds and keep it for future reference. A detailed Statement of Additional Information (SAI) describing each of the Funds is also available for your review. The SAI has been filed with the Securities and Exchange Commission (SEC), and is incorporated by reference into this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference into this Prospectus and the SAI, and other information regarding registrants that file electronically with the SEC. If you would like a free copy of the SAI, please request one by calling us at 800-539-FUND.

Shares of the Funds are:

o    Not insured by the FDIC;
o Not deposits or other obligations of, or guaranteed by, any KeyBank, any of its affiliates, or any other bank;
o Subject to investment risks, including possible loss of the principal amount invested.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any securities regulatory authority of any state, nor has the Securities and Exchange Commission or any such state authority passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                 March 1, 1998,
                         As supplemented August 1, 1998

                                TABLE OF CONTENTS

                                 Introduction 2

                        AN OVERVIEW OF EACH OF THE FUNDS
    A fund-by-fund analysis which includes objectives, policies, strategies, expenses, and financial highlights

                                  Value Fund 4
                            Diversified Stock Fund 6
                               Stock Index Fund 8
                                 Growth Fund 10
                              Special Value Fund 12
                           Ohio Regional Stock Fund 14
                          International Growth Fund 16
                             Special Growth Fund 18
                                Balanced Fund 20
                         Real Estate Investment Fund 22

                                 Risk Factors 24

                            Investment Limitations 25

                            Investment Performance 26

                                 Share Price 26

                     Dividends, Distributions, and Taxes 27



                            INVESTING WITH VICTORY 29

                            Choosing a Share Class 29
                            How to Purchase Shares 32
                            How to Exchange Shares 34
                             How to Redeem Shares 35

                   Organization and Management of the Funds 36

                            Additional Information 41

                  Other Securities and Investment Practices 42

****KEY TO FUND INFORMATION

OBJECTIVE AND STRATEGY The goals and the strategy that a Fund plans to use in pursuing its investment objective.

RISK FACTORS The risks that you may assume as an investor in a Fund.

EXPENSES The costs that you will pay as an investor in a Fund, including sales charges and ongoing expenses.

FINANCIAL HIGHLIGHTS A table that shows a Fund's historical performance by share class. This table also summarizes previous operating expenses.****

INVESTMENT OBJECTIVE AND STRATEGY

OBJECTIVE

The VALUE FUND seeks to provide long-term growth of capital and dividend income. The DIVERSIFIED STOCK FUND seeks to provide long-term growth of capital.
The STOCK INDEX FUND seeks to provide long-term capital appreciation by attempting to match the investment performance of the Standard & Poor's 500 Composite Stock Index. (1)
The GROWTH FUND seeks to provide long-term growth of capital.
The SPECIAL VALUE FUND seeks to provide long-term growth of capital and dividend income.
The OHIO REGIONAL STOCK FUND seeks to provide capital appreciation.
The INTERNATIONAL GROWTH FUND seeks to provide capital growth consistent with reasonable investment risk.
The SPECIAL GROWTH FUND seeks to provide capital appreciation.
The BALANCED FUND seeks to provide income and long-term growth of capital.
The REAL ESTATE INVESTMENT FUND seeks to provide total return through investments in real estate-related securities.

(1) "Standard & Poor's 500" is a registered service mark of Standard and Poor's Corporation, which does not sponsor and is in no way affiliated with the Stock Index Fund.

STRATEGY

Each of the Funds pursues its investment objective by investing primarily in equity securities. However, each of the Funds has unique investment strategies and its own risk/reward profile. Please review the section about the Fund in which you are interested in investing and "Other Securities and Investment Practices" for an overview of the Funds.

RISK FACTORS

The Funds are not insured by the FDIC. Since equity securities fluctuate in value, the Funds' shares also will fluctuate in value. This fluctuation may be in response to the activities of an individual company, or in response to general market or economic conditions. Debt securities are subject to interest rate, inflation and credit risks.

The BALANCED FUND is subject to the risks of both equity and debt securities, since it is permitted to invest in both types of securities.

The GROWTH FUND, INTERNATIONAL GROWTH FUND, and SPECIAL GROWTH FUND invest primarily in equity securities of companies that do not pay out a significant portion of their earnings as dividends. Therefore, these funds will not pay significant dividend income.

The INTERNATIONAL GROWTH FUND invests primarily in foreign equity securities. An investment in a fund holding foreign securities may be subject to more economic, currency, or political risks than an investment in a domestic equity fund.
The OHIO REGIONAL STOCK FUND invests primarily in the securities of companies whose headquarters re located in the State of Ohio. An investment in a state specific fund can involve additional economic or political risks specific to the state.
The SPECIAL GROWTH FUND and SPECIAL VALUE FUND invest primarily in securities of small and mid-capitalization companies. Smaller, less seasoned companies may be subject to greater business risks than larger, established companies.
The REAL ESTATE INVESTMENT FUND is subject to the risks of both equity and real estate securities. In addition, there are other potential risks, which are discussed in the section "Risk Factors."

WHO SHOULD INVEST

o Investors willing to accept higher short-term risk along with higher potential long-term returns
o    Investors seeking capital appreciation over the long term
o    Investors seeking funds for the growth portion of a diversified portfolio
o    Investors who are investing for goals that are many years in the future

FEES AND EXPENSES

The Value Fund, Stock Index Fund, Growth Fund, Special Growth Fund, and Real Estate Investment Fund offer only Class A Shares, while the Diversified Stock Fund, Special Value Fund, Ohio Regional Stock Fund, International Growth Fund, and Balanced Fund offer both Class A and Class B Shares. See "Choosing a Share Class." If you purchase Class A Shares of a Fund, you may pay a sales charge of up to 5.75% of the offering price, depending on the Fund in which you invest and the amount you invest. If you purchase Class B Shares of a Fund, you will not pay an initial sales charge; however, you may pay a deferred sales charge if you sell (redeem) your shares within six years of purchase, and you will pay additional distribution expenses. In either case, you also will incur expenses for investment advisory, administrative, and shareholder services, all of which are included in a Fund's expense ratio. See "Choosing a Share Class."

PURCHASES

The minimum initial investment is $500 for most accounts ($250 for Individual Retirement Accounts) and $25 thereafter. The initial investment must be accompanied by a Fund's Account Application. Fund shares may be purchased by check, Automated Clearing House, or wire. See "How to Purchase Shares."

REDEMPTIONS

You can redeem Fund shares by written request or telephone. When the Transfer Agent receives a redemption request in proper form, a Fund will redeem the shares and credit your bank account or send the proceeds to the address designated on your Account Application. See "How to Redeem Shares."

DIVIDENDS/DISTRIBUTIONS

Ordinarily, the Balanced Fund declares and pays dividends from its net investment income monthly. All other Funds in this prospectus declare and pay dividends, if any, from their net investment income quarterly. Any net capital gains realized by a Fund are paid as dividends at least annually. A Fund can send your dividends directly to you by mail, credit them to your bank account, reinvest them in the Fund, or invest them in another fund of the Victory Group. The "Victory Group" includes other funds of The Victory Portfolios. You can make this choice when you fill out an Account Application. See "Dividends, Distributions, and Taxes."

OTHER SERVICES

Victory offers a number of other services to better serve shareholders including exchange privileges and automated investment and withdrawal plans. See "How to Exchange Shares" and "How to Redeem Shares." Our toll-free fax number is 800-529-2244. You can reach Victory's Telecommunication Device for the Deaf
(TDD) at 800-970-5296.

General Information About Each Of The Funds

                                                                Annual
                 Victory Fund                    Inception     Expenses         Maximum            Newspaper
                                                   Date      After Waivers    Sales Charge       Abbreviation*


Value Fund -- Class A                             12/3/93        1.40%           5.75%       Victory Value

Diversified Stock -- Class A                     10/20/89        1.05%           5.75%       Victory DvsStkA
Diversified Stock -- Class B                      3/1/96         2.29%           5.00%       Victory DvsStkB

Stock Index -- Class A                            12/3/93        0.56%           5.75%       Victory StkIdx

Growth Fund -- Class A                            12/3/93        1.40%           5.75%       Victory Growth

Special Value -- Class A                          12/3/93        1.40%           5.75%       Victory SplValA
Special Value -- Class B                          3/1/96         2.64%           5.00%       Victory SplValB

Ohio Regional Stock Fund -- Class A              10/20/89        1.40%           5.75%       Victory OH RegA
Ohio Regional Stock Fund -- Class B               3/1/96         2.64%           5.00%       Victory OH RegB

International Growth -- Class A                   5/18/90        1.75%           5.75%       Victory IntlGrA
International Growth -- Class B                   3/1/93         2.99%           5.00%       Victory IntlGrB

Special Growth -- Class A                         1/11/94        1.40%           5.75%       Victory SplGwth

Balanced Fund -- Class A                         12/10/93        1.25%           5.75%       Victory BalncdA
Balanced Fund -- Class B                          3/1/96         2.49%           5.00%       Victory BalncdB

Real Estate Investment Fund -- Class A            4/30/97        1.40%           5.75%       Victory REIT


*All newspapers do not use the same abbreviation.

The following pages provide you with separate overviews of each Fund. Please look at the objective, policies, strategies, risks, expenses, and financial history to determine which Fund will best suit your risk tolerance and investment needs. You also should review the "Other Securities and Investment Practices" section for additional information about the individual securities in which the Funds can invest and the risks related to these investments.

                                   VALUE FUND

INVESTMENT OBJECTIVE

The Value Fund seeks to provide long-term growth of capital and dividend income.

INVESTMENT POLICIES AND STRATEGY

The Value Fund pursues its investment objective by investing primarily in a diversified group of equity securities with an emphasis on companies with above average total return potential. The securities in the Value Fund usually are listed on a national exchange.

The  Adviser  seeks  equity  securities  of  under-valued   companies  that  are
inexpensive relative to historical measurements, such as price to earnings.

Under normal market conditions, the Value Fund:
o Will invest at least 80% of its total assets in equity securities and securities convertible or exchangeable into common stock

o    May invest up to 20% of its total assets in:
          Investment-grade corporate debt securities
          Short-term debt obligations
          U.S. Government obligations

The Value Fund is designed for long-term investors. The Value Fund is subject to the risks common to all mutual funds and the risks common to mutual funds that invest in equity securities. By itself, the Value Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment. PLEASE READ "RISK FACTORS" CAREFULLY BEFORE INVESTING.

PORTFOLIO MANAGEMENT

Judith A. Jones and Neil A. Kilbane are the Portfolio Managers of the Value Fund. Ms. Jones has been the Portfolio Manager of the Value Fund since its inception in December 1993. She is a Portfolio Manager and Managing Director of Key Asset Management Inc. (KAM), and has been in the investment business since 1967. Mr. Kilbane has been a Portfolio Manager of the Value Fund since April 1998. He is a Portfolio Manager and Managing Director of KAM and has been in the investment business since 1986.

FUND EXPENSES

This section will help you understand the costs and expenses you would pay, directly or indirectly, if you invested in the Value Fund.

SHAREHOLDER TRANSACTION EXPENSES*                              CLASS A SHARES
          Maximum Sales Charge Imposed on Purchases                5.75%
               (as a percentage of the offering price)
          Sales Charge Imposed on Reinvested Dividends              NONE
          Deferred Sales Charge                                     NONE**
          Redemption Fees                                           NONE
          Exchange Fees                                             NONE

* You may be charged additional fees if you purchase, exchange, or redeem shares through a broker or agent.
**   Except for investments of $1 million or more. See "Choosing a Share Class."

The Annual Fund Operating Expenses table below illustrates the estimated operating expenses that you will incur as a shareholder of the Value Fund. THESE EXPENSES ARE CHARGED DIRECTLY TO THE VALUE FUND. Expenses include management fees as well as the costs of maintaining accounts, administering the Value Fund, providing shareholder services, and other activities. The expenses shown are estimated based on historical expenses of the Value Fund adjusted to reflect anticipated expenses.

ANNUAL FUND OPERATING EXPENSES                                    CLASS A SHARES
(as a percentage of average daily net assets)
                    Management Fees(1)                                  .86%
                    Other Expenses(2)                                   .54%
                                                                        ----
                    Total Fund Operating Expenses(1)                   1.40%
                                                                       =====

(1) These fees have been voluntarily reduced. Without this waiver, the Management Fee would be 1.00% and the Total Operating Expenses would be 1.54%.
(2) Other Expenses include an estimate of shareholder servicing fees the Value Fund expects to pay. See "Organization and Management of the Funds--Shareholder Servicing Plan."

The following example is designed to help you understand the various costs you will bear, directly or indirectly, as an investor in the Value Fund.

EXAMPLE: You would pay the following expenses on a $1,000 investment in the Value Fund, assuming: (1) a 5% annual return and (2) redemption at the end of each time period.

                                 1 YEAR                  3 YEARS                 5 YEARS                 10 YEARS
                                 ------                  -------                 -------                 --------
Class A Shares                     $71                     $99                     $130                    $216

THIS EXAMPLE IS ONLY AN ILLUSTRATION.  ACTUAL EXPENSES AND RETURNS WILL VARY.

FINANCIAL HIGHLIGHTS

VALUE FUND

The Financial Highlights describe the Value Fund's returns and operating expenses over time. This table shows the results of an investment in one share of the Value Fund for each of the periods indicated.

Variability, as shown by year-to-year total return:

------------------------------------------------------------------------------------------------------------------
   +                                              27.24%              24.66%           22.28%            3.27%
 0----------------------------------------------------------------------------------------------------------------
   -
------------------------------------------------------------------------------------------------------------------
                                                   Year                 Year            Year         December 3,
                                                  Ended                Ended           Ended           1993 to
                                                 Oct. 31,             Oct. 31,        Oct. 31,         Oct. 31,
                                                   1997                 1996          1995(d)          1994(a)
                                                   ----                 ----          -------          -------
NET ASSET VALUE, BEGINNING OF PERIOD          $    14.18             $ 11.87         $ 10.13         $ 10.00
                                                 -------             -------         -------         -------
Investment Activities
   Net investment income                            0.15                0.20            0.27            0.21
   Net realized and unrealized gains
       from Investments                             3.57                2.65            1.92            0.11
                                                 -------             -------         -------         -------
       Total from Investment Activities             3.72                2.85            2.19            0.32
                                                 -------             -------         -------         -------
Distributions
   Net investment income                           (0.16)              (0.20)          (0.27)          (0.19)
   In excess of net realized gains                     -                   -           (0.01)              -
   Net realized gains                              (0.67)              (0.34)          (0.17)              -
                                                 --------            --------        --------        -------
       Total Distributions                         (0.83)              (0.54)          (0.45)          (0.19)
                                                 --------            -------         --------        -------
NET ASSET VALUE, END OF PERIOD                $    17.07             $ 14.18         $ 11.87         $ 10.13
                                                 =======             =======         =======         =======
Total Return (excludes sales charge)               27.24%              24.66%          22.28%           3.27%(b)
RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (000)                 $472,047           $   382,083     $   295,871     $   188,184
Ratio of expenses to average net assets             1.32%               1.33%$          0.99%           0.92%(c)
Ratio of net investment income to
   average net assets                               0.93%               1.56%           2.55%           2.32%
Ratio of expenses to average net assets(g)            (f)               1.35%           1.30%           1.48%(c)
Ratio of net investment income to
   average net assets(g)                              (f)               1.54%           2.24%           1.76%
Portfolio turnover                                    25%                 28%             23%             39%
Average commission rate paid(e)                 $   0.0530          $   0.0524             -                -

The financial highlights were audited by PricewaterhouseCoopers LLP. This information should be read in conjunction with the Value Fund's most recent Annual Report to shareholders, which is incorporated by reference in the SAI. If you would like a copy of the Annual Report, write or call us at 800-539-FUND.

(a)  Period from commencement of operations.

(b)  Not annualized.

(c)  Annualized.

(d) Effective June 5, 1995, the Victory Equity Income Portfolio merged into the Value Fund. Financial highlights for the periods prior to June 5, 1995 represent the Value Fund.

(e) Represents the total dollar amount of commissions paid on portfolio security transactions divided by total number of shares purchased and sold by the Value Fund for which commissions were charged.

(f)  There were no voluntary fee reductions during the period.

(g) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

                             DIVERSIFIED STOCK FUND

INVESTMENT OBJECTIVE

The Diversified Stock Fund seeks to provide long-term growth of capital.

INVESTMENT POLICIES AND STRATEGY

The Diversified Stock Fund pursues its investment objective by investing primarily in equity securities and securities convertible into common stocks issued by established domestic and foreign companies.

The Adviser seeks to invest in securities that it considers undervalued in relation to historical earnings and the value of the issuer's underlying assets. In making investment decisions, the Adviser may consider cash flow, book value, dividend yield, growth potential, quality of management, adequacy of revenues, earnings, capitalization, and expected future relative earnings growth. The Adviser will pursue investments that provide above average dividend yield or potential for appreciation.

Under normal market conditions, the Diversified Stock Fund:
o Will invest at least 80% of its total assets in equity securities and securities convertible or exchangeable into common stock

o    May invest up to 20% of its total assets in:
          Preferred stocks
          Investment-grade corporate debt securities
          Short-term debt obligations
          U.S. Government obligations

The Diversified Stock Fund is designed for long-term investors. The Diversified Stock Fund is subject to the risks common to all mutual funds and the risks common to mutual funds that invest in equity securities. By itself, the Diversified Stock Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment. PLEASE READ "RISK FACTORS" CAREFULLY BEFORE INVESTING.

PORTFOLIO MANAGEMENT

Lawrence G. Babin is the Portfolio Manager of the Diversified Stock Fund, a position he has held since its inception in October 1989. He is a Portfolio Manager and Managing Director of KAM, and has been in the investment business since 1982.

FUND EXPENSES

This section will help you understand the costs and expenses you would pay, directly or indirectly, if you invest in the Diversified Stock Fund.

SHAREHOLDER TRANSACTION EXPENSES*                       CLASS A        CLASS B
                                                        SHARES         SHARES
                                                        ------         ------
        Maximum Sales Charge Imposed on Purchases
             (as a percentage of the offering price)     5.75%         NONE
        Sales Charge Imposed on Reinvested               NONE          NONE
Dividends
        Deferred Sales Charge                            NONE**        5.00%***
        Redemption Fees                                  NONE          NONE
        Exchange Fee                                     NONE          NONE

* You may be charged additional fees if you purchase, exchange, or redeem shares through a broker or agent.
** Except for investments of $1 million or more. See "Choosing a Share Class." *** 5% in the first year, declining to 1% in the sixth year, with no charge after the sixth year.


The Annual Fund Operating Expenses table below illustrates the estimated operating expenses that you will incur as a shareholder of the Diversified Stock Fund. THESE EXPENSES ARE CHARGED DIRECTLY TO THE DIVERSIFIED STOCK FUND. Expenses include management fees as well as the costs of maintaining accounts, administering the Diversified Stock Fund, providing shareholder services, and other activities. The expenses shown are estimated based on historical expenses of the Diversified Stock Fund adjusted to reflect anticipated expenses.

ANNUAL FUND OPERATING EXPENSES                          CLASS A        CLASS B
(as a percentage of average daily net assets)           SHARES          SHARES
                    Management Fees(1)                   .54%             .54%
                    Rule 12b-1 Distribution Fees         .00%             .75%
                    Other Expenses(2)                    .51%            1.00%
                                                         ----            -----
                    Total Fund Operating Expenses(1)    1.05%            2.29%
                                                        =====            =====

(1) These fees have been voluntarily reduced. Without this waiver, the Management Fee would be .65% and the Total Fund Operating Expenses would be 1.16% for Class A Shares, and 2.40% for Class B Shares.
(2) Other Expenses include an estimate of shareholder servicing fees the Diversified Stock Fund expects to pay. See "Organization and Management of the Funds -- Shareholder Servicing Plan."


The following example is designed to help you understand the various costs you will bear, directly or indirectly, as an investor in the Diversified Stock Fund.

EXAMPLE: You would pay the following expenses on a $1,000 investment in the Diversified Stock Fund, assuming: (1) a 5% annual return and (2) redemption at the end of each time period.

                       1 YEAR          3 YEARS        5 YEARS         10 YEARS
                       ------          -------        -------         --------
Class A Shares           $68             $89            $112            $178
Class B Shares           $73            $102            $143            $231

THIS EXAMPLE IS ONLY AN ILLUSTRATION. ACTUAL EXPENSES AND RETURNS WILL VARY.

FINANCIAL HIGHLIGHTS

DIVERSIFIED STOCK FUND

****The Financial Highlights describe the Diversified Stock Fund's returns and operating expenses over time. This table shows the results of an investment in one share of the Fund for each of the periods indicated.****

Variability, as shown by
year-to-year total return:

------------------------------------------------------------------------------------------------------------------------------------
   +                               26.48%               26.61%           27.96%         27.16%         23.54%            7.39%
 0----------------------------------------------------------------------------------------------------------------------------------
   -
------------------------------------------------------------------------------------------------------------------------------------
                                  CLASS B                              CLASS A
                                Year Ended           Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                                 Oct. 31,             Oct. 31,        Oct. 31,        Oct. 31,        Oct. 31,        Oct. 31,
                                   1997               1996(a)           1997           1996(a)          1995            1994
                                   ----               ----              ----           ----             ----            ----
   NET ASSET VALUE,               $15.71               $14.18           $15.75         $13.62         $12.68           $13.39
                                  ------               ------           ------         ------         ------           ------
   BEGINNING OF PERIOD
   Income from
   Investment Activities
        Net investment             (0.06)                0.07             0.16           0.20           0.27             0.25
   income
        Net realized and
   unrealized gains
              (losses) from         3.85                 1.57             3.84           3.21           2.33             0.64
                                    ----                 ----             ----           -----          ----
   investments
              Total from            3.79                 1.64             4.00           3.41           2.60             0.89
                                    ----                 ----             ----           -----          ----
   Investment Activities
   Distributions
        Net investment              -                   (0.07)           (0.16)         (0.19)         (0.27)           (0.23)
   income
        In excess of net           (0.05)               (0.04)              -               -          (0.01)               -
   investment income
        Net realized gains         (1.83)                   -            (1.83)         (1.09)         (1.38)           (1.37)
                                   ------              --------          ------         ------         ------           ------
          Total Distributions      (1.88)               (0.11)           (1.99)         (1.28)         (1.66)           (1.60)
                                   ------               ------           ------         ------         ------           ------
   Distributions
   NET ASSET VALUE, END           $17.62               $15.71           $17.76         $15.75         $13.62            12.68
                                  ======               ======           ======         ======         ======            =====
   OF PERIOD
   Total Return (Excludes          26.48%               26.61%(c)        27.96          27.16%         23.54%            7.39%
   Sales Charge)
   RATIOS/SUPPLEMENTAL
   DATA:
   Net Assets, End of              $30,198                $8,228         $762,270      $574,153       $409,549          $263,227
   Period (000)
   Ratio of expenses to             2.19%                2.07%(b)         1.03           1.05%          0.92%            0.89%
   average net assets
   Ratio of net investment         (0.29%)               0.11%(b)         0.97           1.40%          2.11%            2.06%
   income to average net
   assets
   Ratio of expenses to             g                    2.08%(b)         g              1.08%          0.95%            1.10%
   average net assets(f)
   Ratio of net investment
   income to average                g                    0.10%(b)         g              1.37%          2.07%            1.86%
      net assets(f)
   Portfolio turnover (d)          63%                  94%              63%               94%            75%             104%
   Average commission              $0.0505              $0.0504          $0.505         $0.0504            -                -
   rate paid(e)

Variability, as shown by year-to-year total return:
------------------------------------------------------------------------------------------------------------------------------------
   +                                            14.04%             11.57%           27.50%
 0----------------------------------------------------------------------------------------------------------------------------------
   -                                                                                                   (4.29%)        (1.00%)
------------------------------------------------------------------------------------------------------------------------------------
(Diversified Stock Fund, continued)          CLASS A
                                                                                                                     Period From
                                            Year Ended         Year Ended       Year Ended         Year Ended      Oct. 20, 1989 to
                                          Oct. 31, 1993      Oct. 31, 1992    Oct. 31, 1991      Oct. 31, 1990      Oct. 31, 1989
                                          -------------      -------------    -------------      -------------      -------------
NET ASSET VALUE, BEGINNING OF                  $12.16             $11.44            $9.25               $9.90          $10.00
                                               ------             ------            -----               -----          ------
PERIOD
Income from Investment Activities
     Net investment income                       0.18               0.19             0.23                0.26
     Net realized and unrealized gains
          (losses) from investments              1.50               1.11             2.20               (0.67)          (0.10)
                                                 ----
          Total from Investment                  1.68               1.30             2.43               (0.41)          (0.10)
                                                 ----
Activities
Distributions
     Net investment income                      (0.21)             (0.19)           (0.24)              (0.24)
     In excess of net investment                   --                 --               --                  --             --
income
     Net realized gains                         (0.24)             (0.39)
                                                -----
          Total Distributions                   (0.45)             (0.58)           (0.24)              (0.24)
                                                -----
NET ASSET VALUE, END OF PERIOD                 $13.39             $12.16           $11.44               $9.25           $9.90
                                               ======             ======           ======               =====           ======
Total Return (Excludes Sales Charge) 1          14.04%             11.57%           27.50%              (4.29%)         (1.00%)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)              $257,405             $227,839         $177,472           $121,754          $80,046
Ratio of expenses to average net assets          0.89%              0.91%            0.91%               0.91%           0.75%b
Ratio of net investment income to                1.45%              1.63%            2.06%               2.75%           1.39%b
average net assets
Ratio of expenses to average net                 0.90%              h                h                   h               h
assets(f)
Ratio of net investment income to
average                                          1.43%              h                h                   h               h
   net assets(f)
Portfolio turnover (d)                             86%              75%              51%                 63%             3%
Average commission rate paid(e)                    --               --               --                  --             --

The financial highlights were audited by PricewaterhouseCoopers LLP. This information should be read in conjunction with the Diversified Stock Fund's most recent Annual Report to shareholders, which is incorporated by reference in the SAI. If you would like a copy of the Annual Report, write call us at 800-539-FUND.

(a) Effective March 1, 1996. the Diversified Stock Fund designated the existing shares as Class A Shares and began offering Class B Shares.
(b)  Annualized.
(c) Represents total return for the Diversified Stock Fund for the period November 1, 1995 through February 29, 1996 plus total return for Class B Shares for the period March 1, 1996 through October 31, 1996. The total return for Class B Shares for the period March 1, 1996 through October 31, 1996 was 11.62%.

(d) Portfolio turnover is calculated on the basis of the Diversified Stock Fund as a whole without distinguishing between the classes of shares issued.
(e) Represents the total dollar amount of commissions paid on the portfolio security transactions divided by the total number of shares purchased and sold by the Diversified Stock Fund for which commissions were charged.
(f)  Period from commencement of operations.
(g) During the period certain fees were voluntarily waived or expenses reimbursed. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(h)  There were no voluntary fee reductions during the period.

                                STOCK INDEX FUND

INVESTMENT OBJECTIVE

The Stock Index Fund seeks to provide long-term capital appreciation by attempting to match the investment performance of the Standard & Poor's 500 Composite Stock Index (S&P 500 Index).

INVESTMENT POLICIES AND STRATEGY

The Stock Index Fund pursues its investment objective by attempting to duplicate the capital performance and dividend income of the S&P 500 Index. The Stock Index Fund primarily invests in many of the equity securities that are in the S&P 500 Index, including American Depositary Receipts (ADRs), and secondarily in related futures and options contracts.

The S&P 500 Index is comprised of 500 common stocks. To minimize small positions and transactions expenses, the Stock Index Fund need not invest in every stock included in the S&P 500 Index. The Stock Index Fund may purchase stocks that are not included in the S&P 500 Index if the Adviser believes that these investments will reduce "tracking error" (the difference between the Stock Index Fund's investment results, before expenses, and that of the S&P 500 Index).

The Stock Index Fund is not managed in the traditional sense using economic, financial, and market analysis. Therefore, the Stock Index Fund will not necessarily sell a stock that is underperforming. Brokerage costs, fees, operating expenses, and tracking errors may cause the Stock Index Fund's total return to be lower than that of the S&P 500 Index.

The Stock Index Fund is designed for long-term investors. The Stock Index Fund is subject to the risks common to all mutual funds and the risks common to mutual funds that invest in equity securities. The Stock Index Fund may purchase, retain, and sell securities when such transactions would not be consistent with traditional investment criteria. The Stock Index Fund generally will remain fully invested in common stocks even when stock prices generally are falling. Accordingly, an investor is exposed to a greater risk of loss (or conversely, a greater prospect of gain) from fluctuations in the value of such securities than would be the case if the Stock Index Fund was not fully invested, regardless of market conditions. By itself, the Stock Index Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather sudden and sometimes substantial changes in the value of their investment. PLEASE READ "RISK FACTORS" CAREFULLY BEFORE INVESTING.

PORTFOLIO MANAGEMENT

Theresa Hemmi is the Portfolio Manager of the Stock Index Fund, a position she has held since May 1998. She is a Portfolio Manager and Director of KAM, and has been in the investment business since 1994.

FUND EXPENSES

This section will help you understand the costs and expenses you would pay, directly or indirectly, if you invested in the Stock Index Fund.

SHAREHOLDER TRANSACTION EXPENSES*                                 CLASS A
                                                                   SHARES
          Maximum Sales Charge Imposed on Purchases                 5.75%
               (As a percentage of the offering price)
          Sales Charge Imposed on Reinvested Dividends              NONE
          Deferred Sales Charge                                     NONE**
          Redemption Fees                                           NONE
          Exchange Fees                                             NONE

* You may be charged additional fees if you purchase, exchange, or redeem shares through a broker or agent.
**   Except for investments of $1 million or more. See "Choosing a Share Class."


The Annual Fund Operating Expenses table below illustrates the estimated operating expenses that you will incur as a shareholder of the Stock Index Fund. THESE EXPENSES ARE CHARGED DIRECTLY TO THE STOCK INDEX FUND. Expenses include management fees, as well as the costs of maintaining accounts, administering the Stock Index Fund, and other activities. The expenses shown are estimated based on historical expenses of the Stock Index Fund adjusted to reflect anticipated expenses.

ANNUAL FUND OPERATING EXPENSES                                 CLASS A SHARES
(AFTER EXPENSE WAIVERS AND REIMBURSEMENTS)
     (as a percentage of average daily net assets)
                   Management Fees (1)                               .46%
                   Other Expenses (1)                                .10%
                                                                     ---
                   Total Fund Operating Expenses(1)                  .56%
                                                                     ===

(1) These fees have been voluntarily reduced. Without this waiver, the Management Fee would be .60%., and other expenses would be .24%. If the waivers were not in place, the Total Fund Operating Expenses would be .84%.

The following example is designed to help you understand the various costs you will bear, directly or indirectly, as an investor in the Stock Index Fund.

EXAMPLE: You would pay the following expenses on a $1,000 investment in the Stock Index Fund, assuming: (1) a 5% annual return and (2) redemption at the end of each time period.

                      1 YEAR      3 YEARS       5 YEARS     10 YEARS
                      ------      -------       -------     --------
Class A Shares          $63         $74           $87         $124

THIS EXAMPLE IS ONLY AN ILLUSTRATION.  ACTUAL EXPENSES AND RETURNS WILL VARY.

FINANCIAL HIGHLIGHTS
STOCK INDEX FUND

The Financial Highlights describe the Stock Index Fund's returns and operating expenses over time. This table shows the results of an investment in one share of the Stock Index Fund for each of the periods indicated.

Variability, as shown by year-to-year total return:
------------------------------------------------------------------------------------------------------------------
    +                                                31.16%            23.38%          25.72%             3.66%
 0----------------------------------------------------------------------------------------------------------------
   -
------------------------------------------------------------------------------------------------------------------

                                                      YEAR              YEAR            YEAR         DECEMBER 3,
                                                      ENDED             ENDED           ENDED          1993 TO
                                                    OCT. 31,          OCT. 31,        OCT. 31,         OCT. 31,
                                                      1997              1996            1995           1994(a)
                                                      ----              ----            ----           -------
NET ASSET VALUE, BEGINNING OF PERIOD             $   14.85          $  12.50         $ 10.18           $ 10.00
                                                     -----             -----           -----             -----
INVESTMENT ACTIVITIES
   NET INVESTMENT INCOME                              0.29              0.28            0.27              0.20
   NET REALIZED AND UNREALIZED GAINS

        ON INVESTMENTS                                4.23              2.58            2.31              0.16
                                                      ----              ----            ----              ----
        TOTAL FROM INVESTMENT ACTIVITIES              4.52              2.86            2.58              0.36
                                                      ----              ----            ----              ----
DISTRIBUTIONS
   NET INVESTMENT INCOME                             (0.29)            (0.28)          (0.26)            (0.18)
   NET REALIZED GAINS                                (0.33)            (0.23)             --                --
                                                     ------            ------             --                --
        TOTAL DISTRIBUTIONS                          (0.62)            (0.51)          (0.26)            (0.18)
                                                     ------            -----           ------            -----
NET ASSET VALUE, END OF PERIOD                   $   18.75          $  14.85         $ 12.50           $ 10.18
                                                     =====             =====           =====             =====
TOTAL RETURN (EXCLUDES SALES CHARGE)
                                                     31.16%            23.38%          25.72%             3.66%(b)
RATIOS/SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (000)                  $  465,015         $ 277,124        $160,822          $ 89,686
RATIO OF EXPENSES TO AVERAGE NET ASSETS
                                                      0.56%             0.57%           0.55%             0.58%(c)
RATIO OF NET INVESTMENT INCOME TO

   AVERAGE NET ASSETS
                                                      1.74%             2.14%           2.53%             2.35%(c)
RATIO OF EXPENSES TO AVERAGE NET ASSETS(D)
                                                      0.86%             0.89%           0.87%             1.10%(c)
RATIO OF NET INVESTMENT INCOME TO

   AVERAGE NET ASSETS(D)
                                                      1.44%             1.82%           2.21%             1.82%(c)
PORTFOLIO TURNOVER                                      11%                4%             12%                1%
AVERAGE COMMISSION RATE PAID(E)                  $    0.0212        $   0.0186            --                 --

The financial highlights were audited by PricewaterhouseCoopers LLP. This information should be read in conjunction with the stock index fund's most recent annual report to shareholders, which is incorporated by reference in the sai. If you would like a copy of the annual report, write or call us at 800-539-FUND.

(a)  Period from commencement of operations.

(b)  Not annualized.

(c)  Annualized.

(d) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(e) Represents the total dollar amount of commissions paid on portfolio security transactions divided by total number of shares purchased and sold by the Stock Index Fund for which commissions were charged.


                                      -19

                                   GROWTH FUND

INVESTMENT OBJECTIVE

The Growth Fund seeks to provide long-term growth of capital.

INVESTMENT POLICIES AND STRATEGY

The Growth Fund pursues its investment objective by investing primarily in equity securities of companies with superior prospects for long-term earnings growth and price appreciation. The issuers usually are listed on a nationally recognized exchange.

In making investment decisions, the Adviser will look for above average growth rates, high return on equity, issuers that reinvest their earnings in their business, and strong balance sheets.

o    Under normal market conditions, the Growth Fund:
          Will invest at least 80% of its total assets in common stocks and securities convertible into common stocks

o    May invest up to 20% of its total assets in:
          Preferred stocks Investment-grade corporate debt securities Short-term debt obligations U.S. Government obligations

The Growth Fund is designed for long-term investors. The Growth Fund is subject to the risks common to all mutual funds and the risks common to mutual funds that invest in equity securities. The Growth Fund may be appropriate for investors who are comfortable with assuming the added risks associated with stocks that do not pay out significant portions of their earnings as dividends. By itself, the Growth Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment and do not require significant current income from their investments. PLEASE READ "RISK FACTORS" CAREFULLY BEFORE INVESTING.

PORTFOLIO MANAGEMENT

William F. Ruple is the Portfolio Manager of the Growth Fund, a position he has held since June 1995. He is a Portfolio Manager and Director of KAM, and has been in the investment advisory business since 1970.

FUND EXPENSES
This section will help you understand the costs and expenses you would pay, directly or indirectly, if you invested in the Growth Fund.


SHAREHOLDER TRANSACTION EXPENSES*                                CLASS A SHARES
      Maximum Sales Charge Imposed on Purchases                       5.75%
         (as a percentage of offering price)
      Maximum Sales Charge Imposed on Reinvested Dividends            NONE
      Deferred Sales Charge                                           NONE**
      Redemption Fees                                                 NONE
      Exchange Fees                                                   NONE

* You may be charged additional fees if you purchase, exchange, or redeem shares through a broker or agent.
**   Except for investments of $1 million or more. See "Choosing a Share Class."

The Annual Fund Operating Expenses table below illustrates the estimated operating expenses that you will incur as a shareholder of the Growth Fund. THESE EXPENSES ARE CHARGED DIRECTLY TO THE GROWTH FUND'S INCOME BEFORE IT IS PAID TO YOU. Expenses include management fees as well as the costs of maintaining accounts, administering the Growth Fund, providing shareholder services, and other activities. The expenses shown are estimated based on historical expenses of the Growth Fund adjusted to reflect anticipated expenses.


ANNUAL FUND OPERATING EXPENSES                                    CLASS A SHARES
(as a percentage of average daily net assets)
  Management Fees(1)                                                 .86%
  Other Expenses(2)                                                  .54%
                        Total Fund Operating Expenses(1)            1.40%

(1) These fees have been voluntarily reduced. Without this waiver, the Management Fee would be 1.00% and the Total Fund Operating Expenses would be 1.54%.
(2) Other Expenses includes an estimate of shareholder servicing fees the Growth Fund expects to pay. See "Organization and Management of the Funds--Shareholder Servicing Plan."

The following example is designed to help you understand the various costs you will bear, directly or indirectly, as an investor in the Growth Fund.

EXAMPLE: You would pay the following expenses on a $1,000 investment in the Growth Fund, assuming: (1) a 5% annual return and (2) redemption at the end of each time period.


                        1 Year          3 Years          5 Years       10 Years
Class A Shares           $71              $99             $130           $216

This example is only an illustration.  Actual expenses and returns will vary.

FINANCIAL HIGHLIGHTS

GROWTH FUND

The Financial Highlights describe the Growth Fund's returns and operating expenses over time. This table shows the results of an investment in one share of the Growth Fund for each of the periods indicated.

Variability, as shown by year-to-year total return:
------------------------------------------------------------------------------------------------------------------------------------
    +                                                          29.08%              25.66%            20.54%               3.22%
 0----------------------------------------------------------------------------------------------------------------------------------
   -
------------------------------------------------------------------------------------------------------------------------------------
                                                                Year               Year               Year                 Year
                                                                Ended              Ended              Ended               Ended
                                                              Oct. 31,           Oct. 31,           Oct. 31,             Oct. 31,
                                                                1997               1996              1995(d)            1994(a)(e)
NET ASSET VALUE, BEGINNING OF PERIOD                        $   14.57          $   12.15          $   10.23          $   10.00
                                                            ---------          ---------          ---------          ---------
Investment Activities
   Net investment income (loss)                                  0.03               0.08               0.11               0.10
   Net realized and unrealized gains
        on investments                                           4.07               2.93               1.97               0.22
                                                            ---------          ---------          ---------          ---------
        Total from Investment Activities                         4.10               3.01               2.08               0.32
                                                            ---------          ---------          ---------          ---------
Distributions
   Net investment income                                        (0.04)             (0.08)             (0.11)             (0.09)
   Net realized gains                                           (0.62)             (0.51)             (0.05)                --
                                                            ----------         ----------         ----------         ---------
        Total Distributions                                     (0.66)             (0.59)             (0.16)             (0.09)
                                                            ----------         ---------          ----------         ---------
NET ASSET VALUE, END OF PERIOD                              $   18.01          $   14.57          $   12.15          $   10.23
                                                            =========          =========          =========          =========
Total Return (excludes sales charge)                            29.08%             25.66%             20.54%              3.22%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)                             $ 185,533          $ 147,753          $  108,253         $  66,921
Ratio of expenses to average net assets                         1.34%              1.33%              1.07%            0.94%(c)
Ratio of net investment income to
   average net assets                                           0.19%              0.64%              1.00%              1.10%
Ratio of expenses to average net assets(f)                         (h)             1.39%              1.42%              1.51%(c)
Ratio of net investment income to
   average net assets(f)                                           (h)             0.58%              0.65%              0.52%(c)
Portfolio turnover                                                  21%               27%               107%             28%
Average commission rate paid(e)                             $   0.0592         $   0.0618               --                --



The financial highlights were audited by PricewaterhouseCoopers LLP. This information should be read in conjunction with the Growth Fund's most recent Annual Report to shareholders, which is incorporated by reference in the SAI. If you would like a copy of the Annual Report, write or call us at 800-539-FUND.

(a)         Period from commencement of operations.
(b)         Not annualized.

(c)         Annualized.
(d) Effective June 5, 1995, the Victory Equity Portfolio merged into the Growth Fund. Financial highlights for the period prior to June 5, 1995 represent the Growth Fund.
(e) Effective March 17, 1994, the Society Earnings Momentum Fund merged into the Growth Fund. Financial highlights for the period prior to March 17, 1994 represent the Growth Fund.
(f) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(g) Represents the total dollar amount of commissions paid on portfolio security transactions divided by total number of shares purchased and sold by the Growth Fund for which commissions were charged.
(h)         There were no voluntary fee reductions during the period.

                               SPECIAL VALUE FUND

INVESTMENT OBJECTIVE

The Special Value Fund seeks to provide long-term growth of capital and dividend income.

INVESTMENT POLICIES AND STRATEGY

The Special Value Fund pursues its investment objective by investing primarily in equity securities of small- and medium-sized companies listed on a national exchange. Small-sized companies are defined as those having market capitalization of less than $1 billion at the time of purchase, and medium-sized companies are defined as those having a market capitalization of between $1 billion and $5 billion at the time of purchase.

The Adviser looks for companies with above average total return potential whose equity securities are under-valued and considered statistically cheap.

Under  normal market conditions the Special Value Fund:

o Will invest at least 80% of its total assets in: Common stocks Securities convertible into common stock of small- and medium-sized companies

o May invest up to 20% of its total assets in: Investment-grade debt securities Preferred stocks

The Special Value Fund is designed for long-term investors. The Special Value Fund is subject to the risks common to all mutual funds and the risks common to mutual funds that invest in equity securities. The Special Value Fund may be appropriate for investors who are comfortable with assuming the added risks associated with small- and mid-capitalization stocks in return for the possibility of long-term rewards. The smaller, less seasoned companies in which the Special Value Fund may invest may be subject to greater business risks than larger, established companies. They may be at greater risk to changes in economic conditions and factors affecting the profits of corporations. By itself, the Special Value Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment. PLEASE READ "RISK FACTORS" CAREFULLY BEFORE INVESTING.

PORTFOLIO MANAGEMENT

Anthony Aveni, Barbara Myers, and Paul Danes are the Portfolio Managers of the Special Value Fund. Mr. Aveni has been a Portfolio Manager of the Special Value Fund since its inception in December 1993. He is a Director, Chief Investment Officer, and a Senior Managing Director with KAM, and has been in the investment business since 1981. Ms. Myers has been a Portfolio Manager of the Special Value Fund since June 1995. She is a Portfolio Manager and Director with KAM, and has been in the investment business since 1987. Mr. Danes has been a Portfolio Manager of the Special Value Fund since October 1995. He is a Portfolio Manager and Director with KAM, and has been in the investment business since 1987.

FUND EXPENSES

This section will help you understand the costs and expenses you would pay, directly or indirectly, if you invested in the Special Value Fund.


SHAREHOLDER TRANSACTION EXPENSES*                       CLASS A SHARES                   CLASS B SHARES
        Maximum Sales Charge Imposed on Purchases
             (as a percentage of the offering price)        5.75%                             NONE
        Deferred Sales Charge                               NONE**                          5.00%***
        Sales Charge Imposed on Reinvested Dividends         NONE                             NONE
        Redemption Fees                                      NONE                             NONE
        Exchange Fees                                        NONE                             NONE

* You may be charged additional fees if you purchase, exchange, or redeem shares through a broker or agent.

**   Except for investments of $1 million or more. See "Choosing a Share Class."

*** 5% in the first year, declining to 1% in the sixth year, with no charge after the sixth year.


The Annual Fund Operating Expenses table below illustrates the estimated operating expenses that you will incur as a shareholder of the Special Value Fund. THESE EXPENSES ARE CHARGED DIRECTLY TO THE SPECIAL VALUE FUND. Expenses include management fees, as well as the costs of maintaining accounts, administering the Special Value Fund, providing shareholder services, and other activities. The expenses shown are estimated based on historical expenses of the Special Value Fund adjusted to reflect anticipated expenses.


ANNUAL FUND OPERATING EXPENSES                                         CLASS A SHARES                     CLASS B SHARES
(as a percentage of average daily net assets)
                        Management Fees                                     .90%                               .90%
                        Rule 12b-1 Distribution Fees                        .00%                               .75%
                        Other Expenses(1)                                   .50%                               .99%
                                                                            ---                                ---
                        Total Fund Operating Expenses                      1.40%                              2.64%
                                                                           ====                               ====



(1) These fees have been voluntarily reduced. Without this waiver, the Management Fee would be 1.00% and the Total Fund Operating Expenses would be 1.50% for Class A Shares, and 2.74% for Class B Shares.

(2) Other Expenses includes an estimate of shareholder servicing fees the Special Value Fund expects to pay. See "Organization and Management of the Funds--Shareholder Servicing Plan."


The following example is designed to help you understand the various costs you will bear, directly or indirectly, as an investor in the Special Value Fund.

EXAMPLE: You would pay the following expenses on a $1,000 investment in the Special Value Fund, assuming: (1) a 5% annual return and (2) redemption at the end of each time period.

                       1 YEAR         3 YEARS        5 YEARS      10 YEARS
                       ------         -------        -------      --------
Class A Shares          $71             $99            $130         $216
Class B Shares          $77            $112            $160         $267

THIS EXAMPLE IS ONLY AN ILLUSTRATION. ACTUAL EXPENSES AND RETURNS WILL VARY.

FINANCIAL HIGHLIGHTS

SPECIAL VALUE FUND

The Financial Highlights describe the Special Value Fund's returns and operating expenses over time. This table shows the results of an investment in one share of the Special Value Fund for each of the periods indicated.

Variability, as shown by year-to-year total return:
------------------------------------------------------------------------------------------------------------------------------------
    +                                      25.41%          19.80%         27.05%         20.60%         18.01%           5.92%
 0----------------------------------------------------------------------------------------------------------------------------------
   -
------------------------------------------------------------------------------------------------------------------------------------
                                           CLASS B                       CLASS A
                                                           MARCH 1,                                                   DECEMBER 3,
                                            YEAR             1996          YEAR           YEAR            YEAR           1993
                                            ENDED          THROUGH        ENDED          ENDED            ENDED         THROUGH
                                          OCT. 31,         OCT. 31,      OCT. 31,       OCT. 31,        OCT. 31,       OCT. 31,
                                            1997           1996(E)         1997         1996(E)           1995          1994(a)
NET ASSET VALUE, BEGINNING OF PERIOD
                                         $ 14.09         $ 12.89        $ 14.15        $ 12.15        $ 10.49           $ 10.00
                                         -------         -------        -------        -------        -------           -------
Income from Investment Activities
      Net investment income (loss)
                                           (0.04)           0.01           0.10           0.12           0.15              0.11
      Net realized and unrealized
gains (losses) from investments and
foreign currencies
                                            3.41            1.23           3.50           2.33           1.71              0.48
                                         -------         -------        -------        -------        -------           -------
      Total from Investment
Activities                                  3.37            1.24           3.60           2.45           1.86              0.59
                                         -------         -------        -------        -------        -------           -------
Distributions
      Net investment income                   --           (0.01)         (0.12)         (0.11)         (0.15)            (0.10)
      In excess of net investment          (0.02)          (0.03)          --             --             --                --
income
      Net realized gains                   (0.95)             --          (0.95)         (0.34)         (0.05)             --
                                         --------        -----------    --------       --------       --------          -------
            Total Distributions            (0.97)          (0.04)         (1.07)         (0.45)         (0.20)            (0.10)
                                         --------        --------       --------       --------       --------          --------
NET ASSET VALUE, END OF PERIOD
                                         $ 16.49         $ 14.09        $ 16.68        $ 14.15        $ 12.15           $ 10.49
                                         =======         =======        =======         ======        =======           =======
Total Return (excludes sales charge)
                                           25.41%         19.87%(f)       27.05%         20.60%         18.01%             5.92%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)
                                         $ 1,660         $  386         $420,020       $289,460       $194,700          $118,600
Ratio of expenses to average net
assets                                     2.66%          2.51%(c)        1.37%          1.37%          1.04%           1.00%(c)
Ratio of net investment income
(loss) to average net assets
                                          (0.62%)         (0.31%)(c)      0.65%          0.88%          1.35%           1.23%(c)
Ratio of expenses to average net
assets(d)                                  3.63%          3.75%(c)        1.37%          1.40%          1.30%           1.49%(c)
Ratio of net investment income
(loss) to average net assets(d)
                                          (1.59%)         (1.55%)(c)      0.65%          0.85%          1.09%           0.74%(c)
Portfolio turnover(g)                        39%             55%            39%            55%            39%             18%

Average commission paid(h)               $ 0.0503         $0.0501       $0.0503        $ 0.0501          --               --

The financial highlights were audited by PricewaterhouseCoopers LLP. This information should be read in conjunction with the Special Value Fund's most recent Annual Report to shareholders, which is incorporated by reference in the SAI. If you would like a copy of the Annual Report, write or call us at 800-539-FUND.

(a)  Period from commencement of operations.

(b)  Not annualized.

(c)  Annualized.

(d) During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e) Effective March 1, 1996, the Special Value Fund designated the existing shares as Class A Shares and began offering Class B Shares.

(f) Represents total return for the Special Value Fund for the period November 1, 1995 through February 29, 1996 plus total return for Class B Shares for the period March 1, 1996 through October 31, 1996. The total return for the Class B Shares for the period from March 1, 1996 through October 3, 1996 was 9.66%.

(g) Portfolio turnover is calculated on the basis of the Special Value Fund as a whole without distinguishing between the classes of shares issued.

(h) Represents the total dollar amount of commissions paid on portfolio security transactions divided by total number of shares purchased and sold by the Special Value Fund for which commissions were charged.

                            OHIO REGIONAL STOCK FUND

INVESTMENT OBJECTIVE

The Ohio Regional Stock Fund seeks to provide capital appreciation.

INVESTMENT POLICIES AND STRATEGY

The Ohio Regional Stock Fund pursues its investment objective by investing at least 80% of the Fund's total assets in equity securities issued by companies headquartered in the State of Ohio.

In making investment decisions, the Adviser analyzes cash flow, book value, dividend growth potential, quality of management, earnings, and capitalization. The Ohio Regional Stock Fund looks at any information that reflects the potential for future earnings growth. The Ohio Regional Stock Fund invests in nationally recognized companies and lesser-known companies that may have smaller capitalization, but also the potential for growth.

Under normal market conditions, the Ohio Regional Stock Fund:

o    Will invest at least 80% of its total assets in common stocks

o May invest up to 20% of its total assets in Short-term debt obligations Investment-grade corporate debt securities U.S. Government obligations

o May invest up to 5% of its total assets in securities convertible or exchangeable into common stocks

The Ohio Regional Stock Fund is designed for long-term investors. The Ohio Regional Stock Fund is subject to the risks common to all mutual funds and the risks common to mutual funds that invest in equity securities. The Ohio Regional Stock Fund may be appropriate for investors who are comfortable with assuming the added risks associated with an investment in a fund that concentrates its investments in a single state. By itself, the Ohio Regional Stock Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment. Since the Ohio Regional Stock Fund concentrates its investments in the State of Ohio, its assets may be at greater risk because of economic, political, or regulatory risks associated with the state. The Ohio Regional Stock Fund is subject to additional risks because it concentrates its investments in a single geographic area and it may invest more than 5% of its assets in the securities of a single issuer. PLEASE READ "RISK FACTORS" CAREFULLY BEFORE INVESTING.

PORTFOLIO MANAGEMENT

Lynn S. Hamilton is the Portfolio Manager of the Ohio Regional Stock Fund, a position he has held since October 1991. He is a Portfolio Manager and Managing Director of KAM, and has been in the investment business since 1977.

FUND EXPENSES

This section will help you understand the costs and expenses you would pay, directly or indirectly, if you invest in the Ohio Regional Stock Fund.


SHAREHOLDER TRANSACTION EXPENSES*                             CLASS A SHARES                     CLASS B SHARES
            Maximum Sales Charge Imposed on Purchases
                  (as a percentage of the offering price)         5.75%                               NONE
            Sales Charge Imposed on Reinvested Dividends           NONE                               NONE
            Deferred Sales Charge                                 NONE**                            5.00%***
            Redemption Fees                                        NONE                               NONE
            Exchange Fees                                          NONE                               NONE


* You may be charged additional fees if you purchase, exchange, or redeem shares through a broker or agent.

**   Except for investments of $1 million or more. See "Choosing a Share Class."

*** 5% in the first year, declining to 1% in the sixth year, with no charge after the sixth year.

The Annual Fund Operating Expenses table below illustrates the estimated operating expenses that you will incur as a shareholder of the Ohio Regional Stock Fund. THESE EXPENSES ARE CHARGED DIRECTLY TO THE OHIO REGIONAL STOCK FUND. Expenses include management fees as well as the costs of maintaining accounts, administering the Ohio Regional Stock Fund, providing shareholder services, and other activities. The expenses shown are estimated based on historical expenses of the Ohio Regional Stock Fund adjusted to reflect anticipated expenses.


ANNUAL FUND OPERATING EXPENSES                       CLASS A SHARES                   CLASS B SHARES
(as a percentage of average daily net assets)
       Management Fees(1)                                 .62%                            .62%
       Rule 12b-1 Distribution Fees                       .00%                            .75%
       Other Expenses(2)                                  .78%                           1.27%
                                                          ----                           -----
       Total Fund Operating Expenses(1)                  1.40%                           2.64%
                                                         =====                           =====

(1) These fees have been voluntarily reduced. Without this waiver, the Management Fee would be .75%, and the Total Fund Operating Expenses would be 1.53% for Class A Shares, and 2.77% for Class B Shares.
(2) Other Expenses includes an estimate of shareholder servicing fees the Ohio Regional Stock Fund expects to pay. See "Organization and Management of the Funds-- Shareholder Servicing Plan."


The following example is designed to help you understand the various costs you will bear, directly or indirectly, as an investor in the Ohio Regional Stock Fund.

EXAMPLE: You would pay the following expenses on a $1,000 investment in the Ohio Regional Stock Fund, assuming: (1) a 5% annual return and (2) redemption at the end of each time period.

                   1 YEAR    3 YEARS        5 YEARS       10 YEARS
Class A Shares      $71        $99            $130          $216
Class B Shares      $78       $116            $166          $284

THIS EXAMPLE IS ONLY AN ILLUSTRATION. ACTUAL EXPENSES AND RETURNS WILL VARY.

FINANCIAL HIGHLIGHTS

OHIO REGIONAL STOCK FUND

The Financial Highlights describe the Ohio Regional Stock Fund's return and operating expenses over time. This table shows the results of an investment in one share of the Ohio Regional Stock Fund for each of the periods indicated.

Variability, as shown by year-to-year total return:
-----------------------------------------------------------------------------------------------------------------------------------
    +                                                         32.71%         16.95%         34.16%         17.79%         16.93%
 0---------------------------------------------------------------------------------------------------------------------------------
   -
-----------------------------------------------------------------------------------------------------------------------------------
                                                            CLASS B                      CLASS A
                                                                          MARCH 1,
                                                             YEAR           1996           YEAR           YEAR           YEAR
                                                             ENDED        THROUGH          ENDED          ENDED         ENDED
                                                           OCT. 31,       OCT. 31,       OCT. 31,       OCT. 31,       OCT. 31,
                                                             1997         1996(C)          1997          1996(C)         1995
NET ASSET VALUE, BEGINNING OF PERIOD                        $ 17.87        $ 16.43        $ 17.95        $ 15.94        $ 14.56
                                                            -------        -------        -------        -------        -------
Income from Investment Activities
      Net investment income (loss)                            (0.14)         (0.03)          0.14           0.14           0.17
      Net realized and unrealized gains (losses) from          5.90           1.51           5.96           2.96           2.13
                                                            -------        -------        -------        -------        -------
investments
      Total from Investment Activities                         5.76           1.48           6.10           2.76           2.30
                                                            -------        -------        -------        -------        -------
Distributions
      Net investment income                                      --             --          (0.14)         (0.14)         (0.17)
      In excess of net investment income                         --          (0.04)            --             --          (0.01)
      Net realized gains                                      (0.35)            --          (0.35)         (0.36)         (0.65)
      In excess of net realized gains                            --             --             --          (0.25)         (0.09)
                                                            -------        -------        -------        -------        -------
            Total Distributions                               (0.35)         (0.04)         (0.49)         (0.75)         (0.92)
                                                            -------        -------        -------        -------        -------
NET ASSET VALUE, END OF PERIOD                              $ 23.28        $ 17.87        $ 23.56        $ 17.95        $ 15.94
                                                            =======        =======        =======         ======        =======
Total Return (Excludes Sales Charge)                         32.71%        16.95%(d)       34.61%         17.79%         16.93%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)                             $705           $ 326          $ 53,703       $45,294        $39,048
Ratio of expenses to average net assets                       2.65%          2.61%(a)       1.26%          1.39%          1.20%
Ratio of net investment income (loss)
      to average net assets                                  (0.76%)        (0.60%)(a)      0.67%          0.79%          1.13%
Ratio of expenses to average net assets(b)                    4.25%          3.50%(a)       1.26%          1.40%          1.24%
Ratio of net investment income (loss)
      to average net assets(b)                               (2.36%)        (1.49%)(c)      0.67%          0.78%          1.09%
Portfolio turnover(e)                                            8%             6%             8%             6%            11%
Average commission paid(f)                                  $0.0579         $0.0513        $ 0.0579      $0.0513


Variability, as shown by year-to-year total return:
------------------------------------------------------------------------------------------------------------------------------
    +                                             3.96%       23.16%       11.50%     68.68%
 0----------------------------------------------------------------------------------------------------------------------------
   -                                                                                             (28.63%)        (2.80%)
------------------------------------------------------------------------------------------------------------------------------
Ohio Regional Stock Fund, continued             CLASS A

                                                 YEAR          YEAR         YEAR         YEAR       YEAR     PERIOD FROM OCT.
                                                 ENDED         ENDED        ENDED        ENDED     ENDED        20, 1989 TO
                                               OCT. 31,      OCT. 31,     OCT. 31,     OCT. 31,   OCT. 31,       OCT. 31,

                                                 1994          1993         1992         1991       1990           1989
                                                 ----          ----         ----         ----       ----           ----

                                                                                                $   9.72       $  10.00
NET ASSET VALUE, BEGINNING OF PERIOD          $  14.69     $  12.12     $  11.15     $   6.75    -------        -------
                                               -------      -------      -------      -------
Income from Investment Activities                                                                   0.24
      Net investment income (loss)                0.18         0.16         0.20         0.21      (2.98)         (0.28)
      Net realized and unrealized gains           0.39         2.63         1.07         4.39    --------       --------
                                               -------      -------      -------      -------
(losses) from investments                                                                          (2.74)         (0.28)
      Total from Investment Activities            0.57         2.79         1.27         4.60    --------       --------
                                               -------      -------      -------      -------
Distributions                                                                                      (0.23)           --
      Net investment income                      (0.17)       (0.18)       (0.21)       (0.20)        --            --
      In excess of net investment income         --           --           --           --
      Net realized gains                         (0.53)       (0.04)       (0.09)                     --            --
      In excess of net realized gains            --           --           --           --       --------       --------
                                               -------      -------      -------      -------      (0.23)
            Total Distributions                  (0.70)       (0.22)       (0.30)       (0.20)   --------
                                               --------     --------     --------     --------  $   6.75       $   9.72
NET ASSET VALUE, END OF PERIOD                $  14.56     $  14.69     $  12.12     $  11.15    =======        =======
                                               =======      =======      =======      =======    (28.63%)        (2.80%)b
Total Return (Excludes Sales Charge)             3.96%       23.16%       11.50%       68.68%
RATIOS/SUPPLEMENTAL DATA:                                                                       $13,039        $20,277
Net Assets, End of Period (000)               $33,965      $34,926      $36,115      $27,092       1.11%         0.88%c
Ratio of expenses to average net assets          1.04%        1.04%        1.04%        1.08%
Ratio of net investment income (loss) to                                                           2.66%         0.47%c
average net assets                               1.27%        1.17%        1.73%        2.16%        --            --
Ratio of expenses to average net assets(b)       1.27%        1.06%        --           --           --            --
Ratio of net investment income (loss) to                                   --           --
average net assets(b)                            1.04%        1.15%                                  11%           --
Portfolio turnover(e)                               14%          7%           8%          15%

The financial highlights were audited by PricewaterhouseCoopers LLP. This information should be read in conjunction with the Ohio Regional Stock Fund's most recent Annual Report to shareholders, which is incorporated by reference in the SAI. If you would like a copy of the Annual Report, write or call us at 800-539-FUND.

(a)         Period from commencement of operations.

(b)         Not annualized.

(c)         Annualized.

(d) During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e) Effective March 1, 1996, the Ohio Regional Stock Fund designated the existing shares as Class A Shares and began offering Class B Shares.

(f) Represents total return for the Ohio Regional Stock Fund for the period November 1, 1995 through February 29, 1996 plus total return for Class B Shares for the period March 1, 1996 through October 31, 1996. The total return for the Class B Shares for the period from March 1, 1996 through October 31, 1996 was 9.03%.

(g) Portfolio turnover is calculated on the basis of the Ohio Regional Stock Fund as a whole without distinguishing between the classes of shares issued.

(h) Represents the total dollar amount of commissions paid on portfolio security transactions divided by total number of shares purchased and sold by the Ohio Regional Stock Fund for which commissions were charged.

                            INTERNATIONAL GROWTH FUND

INVESTMENT OBJECTIVE: The International Growth Fund seeks to provide capital growth consistent with reasonable investment risk.

INVESTMENT POLICIES AND STRATEGY: The International Growth Fund pursues its investment objective by investing primarily in equity securities of foreign corporations, most of which are denominated in foreign currencies.

The International Growth Fund will invest most of its assets in securities of companies located either in developed countries in Western Europe or in Japan, although it may purchase securities of companies located in any exchange outside of the U.S. including developing countries and other developed countries. In making investment decisions, the Adviser may analyze the economies of foreign countries and the growth potential for individual sectors and securities.

Under normal market conditions, the International Growth Fund: Will invest at least 65% of its total assets in:

     o Securities (including American Depositary Receipts) of companies that derive more than 50% of their gross revenues from, or have more than 50% of their assets, outside the United States.

     o Securities for which the principal trading markets are located in at least three different countries (excluding the United States).

o    May invest up to 35% of its total assets in:

     o    Domestic money market securities

     o    Securities convertible into common stock

     o "Sponsored" and "unsponsored" American Depositary Receipts and similar securities

     o    Investment grade corporate debt obligations

     o    U.S. Government Obligations

     o    Preferred stocks

o May invest up to 20% of its total assets in securities of companies located in developing countries

The International Growth Fund's higher portfolio turnover rate may result in higher expenses and taxable gain distributions.

The International Growth Fund is designed for long-term investors. The International Growth Fund is subject to the risks common to all mutual funds and to the risks common to mutual funds that invest in equity securities and foreign securities. The International Growth Fund may be appropriate for investors who are comfortable with assuming the added risks associated with stocks that do not pay out significant portions of their earnings as dividends. The International Growth Fund may be appropriate for investors who are comfortable with assuming the added risks associated with investments in foreign countries and investments denominated in foreign currencies. By itself, the International Growth Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment and do not require significant current income from their investments. PLEASE READ "RISK FACTORS" CAREFULLY BEFORE INVESTING.

PORTFOLIO MANAGEMENT

Key Asset Management Inc. (KAM), the investment adviser, is a Manager of Managers of the International Growth Fund. As Manager of Managers, KAM may select one or more sub-advisers to manage the International Growth Fund's assets. KAM has an agreement with Indocam International Investments Services, S.A. (IIIS), a French corporation located in Paris, France. IIIS has been the sub-adviser for the International Growth Fund's assets (other than short-term debt instruments) since June 1998. KAM oversees the investment advisory services that IIIS provides to the International Growth Fund. For more information about the sub-adviser, see "Organization and Management of the Fund -- The Investment Sub-adviser to the International Growth Fund."

FUND EXPENSES

This section will help you understand the costs and expenses you would pay, directly or indirectly, if you invested in the International Growth Fund.


SHAREHOLDER TRANSACTION EXPENSES*                                  CLASS A SHARES        CLASS B SHARES
            Maximum Sales Charge Imposed on Purchases
                 (as a percentage of the offering price)              5.75%                    NONE
            Sales Charge Imposed on Reinvested Dividends              NONE                     NONE

            Deferred Sales Charge                                     NONE**                   5.00%***
            Redemption Fees                                           NONE                     NONE
            Exchange Fees                                             NONE                     NONE


* You may be charged additional fees if you purchase, exchange, or redeem shares through a broker or agent.

**   Except for investments of $1 million or more. See "Choosing a Share Class."

*** 5% in the first year, declining to 1% in the sixth year with no charge after the sixth year.


The Annual Fund Operating Expenses table below illustrates the estimated operating expenses that you will incur as a shareholder of the International Growth Fund. THESE EXPENSES ARE CHARGED DIRECTLY TO THE INTERNATIONAL GROWTH FUND. Expenses include management fees as well as the costs of maintaining accounts, administering the International Growth Fund, providing shareholder services, and other activities. The expenses shown are estimated based on historical expenses of the International Growth Fund adjusted to reflect anticipated expenses.

ANNUAL FUND OPERATING EXPENSES                   CLASS A SHARES   CLASS B SHARES
(as a percentage of average daily net assets)
            Management Fees(1)                        .96%              .96%
            Rule 12b-1 Distribution Fees              .00%              .75%
            Other Expenses(2)                         .79%             1.28%
                                                    ------             -----
            Total Fund Operating Expenses(1)         1.75%             2.99%
                                                     =====             =====

(1) These fees have been voluntarily reduced. Without this waiver, the Management Fee would be 1.10% and the Total Fund Operating Expenses would be 1.89% for Class A Shares, and 3.13% for Class B Shares.

(2) Other Expenses includes an estimate of shareholder servicing fees the International Growth Fund expects to pay. See "Organization and Management of the Funds--Shareholder Servicing Plan."


The following example is designed to help you understand the various costs you will bear, directly or indirectly, as an investor in the International Growth Fund.

EXAMPLE: You would pay the following expenses on a $1,000 investment in the International Growth Fund, assuming: (1) a 5% annual return and (2) redemption at the end of each time period.

                     1 YEAR       3 YEARS     5 YEARS    10 YEARS
Class A Shares        $74          $109         $147       $252
Class B Shares        $80          $122         $177       $302

THIS EXAMPLE IS ONLY AN ILLUSTRATION. ACTUAL EXPENSES AND RETURNS WILL VARY.

FINANCIAL HIGHLIGHTS

INTERNATIONAL GROWTH FUND

The Financial Highlights describe the International Growth Fund's returns and operating expenses over time. This table shows the results of an investment in one share of the International Growth Fund for each of the periods indicated.

Variability, as shown by year-to-year total return:
---------------------------------------------------------------------------------------------------------------------------
   +                                                 4.68%          4.89%          6.04%        5.65%
 0-------------------------------------------------------------------------------------------------------------------------
   -                                                                                                              (2.50%)
---------------------------------------------------------------------------------------------------------------------------
                                                    CLASS B                         CLASS A
                                                                   MARCH 1,
                                                     YEAR            1996            YEAR           YEAR            YEAR
                                                     ENDED         THROUGH           ENDED          ENDED          ENDED
                                                   OCT. 31,        OCT. 31,        OCT. 31,       OCT. 31,        OCT. 31,
                                                     1997          1996(A)           1997          1996(A)          1995

NET ASSET VALUE, BEGINNING OF PERIOD                $ 12.93       $  12.79         $  13.01       $  12.33        $  13.32
                                                    -------        -------          -------        -------         -------
Income from Investment Activities
      Net investment income (loss)                    (0.06)            --             0.09           0.08            0.05
      Net realized and unrealized gains
            (losses) from investments from
            foreign currencies                         0.65           0.14             0.67           0.62           (0.42)
                                                    -------        -------          -------        -------         --------
      Total from Investment Activities                 0.59           0.14             0.76           0.70           (0.37)
                                                    -------        -------          -------        -------         --------
Distributions
      Net investment income                              --             --            (0.01)         (0.02)             --
      Net realized gains                              (0.45)            --            (0.45)            --           (0.55)
      Tax return capital                                 --             --               --             --           (0.07)
                                                    -------        -------          -------        -------         --------
            Total Distributions                       (0.45)            --            (0.46)         (0.02)          (0.62)
                                                    --------       -------          --------       --------        --------
NET ASSET VALUE, END OF PERIOD                      $ 13.07       $  12.93         $  13.31       $  13.01        $  12.33
                                                    =======        =======          =======         ======         =======
Total Return (Excludes Sales Charge)                  4.68%        4.89%(c)           6.04%          5.65%          (2.50%)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)                     $  184        $   118          $106,189       $121,517        $106,477
Ratio of expenses to average net assets               3.07%        2.91%(d)           1.69%          1.73%           1.53%
Ratio of net investment income (loss)
      to average net assets                          (0.68%)       (0.10%)(d)         0.63%          0.64%           0.75%
Ratio of expenses to average net assets(g)           10.01%        6.46%(d)           1.69%          1.75%           1.65%
Ratio of net investment income (loss)
      to average net assets(g)                       (7.62%)       (3.65%)(d)         0.63%          0.62%           0.63%
Portfolio turnover(e)                                  116%           178%             116%           178%             68%
Average commission paid(f)                          $0.0274        $0.0242          $0.0274        $0.0242              --


Variability, as shown by year-to-year total return:
---------------------------------------------------------------------------------------------------------------------------------
    +                                             11.65%            33.59%                             2.93%
  0------------------------------------------------------------------------------------------------------------------------------
    -                                                                               (2.08%)                         (4.54%)
---------------------------------------------------------------------------------------------------------------------------------

International Growth Fund, continued               CLASS A
                                                    YEAR            YEAR              YEAR             YEAR       MAY 18, 1990
                                                    ENDED          ENDED              ENDED            ENDED        THROUGH
                                                  OCT. 31,        OCT. 31,          OCT. 31,         OCT. 31,       OCT. 31,
                                                    1994            1993              1992             1991           1990
NET ASSET VALUE, BEGINNING OF PERIOD            $ 11.93           $  8.93           $  9.20          $  9.46         $10.00
                                                -------           --------          --------         --------        --------
Income from Investment Activities
      Net investment income (loss)               (0.01)            (0.03)            (0.02)            0.51            0.09
      Net realized and unrealized gains
            (losses) from investments from
            foreign currencies                     1.40              3.03             (0.17)           (0.25)          (0.55)
                                                -------           -------           --------         --------        --------
      Total from Investment Activities             1.39              3.00             (0.19)            0.26           (0.46)
                                                -------           -------           --------         -------         --------
Distributions
      Net investment income                          --                --             (0.01)           (0.52)          (0.08)
      Net realized gains                             --                --             (0.07)              --              --
      Tax return capital                             --                --                --               --              --
                                                --------          --------          --------         --------        -------
            Total Distributions                      --                --             (0.08)           (0.52)          (0.08)
                                                --------          --------          --------         --------        --------
NET ASSET VALUE, END OF PERIOD                  $ 13.32           $ 11.93           $  8.93          $  9.20         $  9.46
                                                =======           =======           =======          =======         =======
Total Return (Excludes Sales Charge)             11.65%            33.59%            (2.08%)           2.93%          (4.54%)i
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)                 $81,307           $30,629           $ 11,091         $5,682          $9,878
Ratio of expenses to average net assets           1.48%             1.46%             1.56%            1.72%          1.70%d
Ratio of net investment income (loss)
      to average net assets                      (0.51%)           (0.74%)           (0.20%)           5.97%          2.51%d
Ratio of expenses to average net assets(g)        1.83%             1.63%             1.72%
Ratio of net investment income (loss)
      to average net assets(g)                   (0.86%)           (0.91%)           (0.35%)
Portfolio turnover(e)                               51%               45%               92%             103%             12%


The financial highlights were audited by PricewaterhouseCoopers LLP. This information should be read in conjunction with the International Growth Fund's most recent Annual Report to shareholders, which is incorporated by reference in the SAI. If you would like a copy of the Annual Report, write or call us at 800-539-FUND.

(a) Effective March 1, 1996, the International Growth Fund designated the existing shares of Class A Shares and began offering Class B Shares.

(b) Effective June 5, 1995, the Victory Foreign Markets Portfolio merged into the International Growth Fund. Financial highlights for the periods prior to June 5, 1995 represent the International Growth Fund.

(c) Represents total return for the International Growth Fund for the period November 1, 1995 through February 29, 1996 plus total return for Class B Shares for the Period March 1, 1995 through October 31, 1996. The total return for Class B Shares for the period from March 1, 1996 through 31, 1996 was 1.11%.

(d)         Annualized.

(e) Portfolio turnover is calculated on the basis of the International Growth Fund as a whole without distinguishing between the classes of shares issued.

(f) Represents the total dollar amount of commissions paid on portfolio security transactions divided by total number of shares purchased and sold by the International Growth Fund for which commissions were charged.

(g) During the period certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(h)         Period from commencement of operations.

(i)         Not annualized.

                               SPECIAL GROWTH FUND

INVESTMENT OBJECTIVE

The Special Growth Fund seeks to provide capital appreciation.

INVESTMENT POLICIES AND STRATEGY

The Special Growth Fund pursues its investment objective by investing primarily in equity securities of companies with market capitalization of $1 billion or less.

In making investment decisions, the Adviser will look for above average growth rates, high return on equity, issuers that reinvest their earnings in their business, and strong balance sheets.

Under normal market conditions, the Special Growth Fund:

o Will invest at least 65% of its total assets in equity securities of companies with market capitalization of $1 billion or less. These equity investments include:

     o    Common stock

     o    Convertible preferred stock

     o    Debt convertible or exchangeable into equity securities

     o    Securities convertible into common stock

o    May invest up to 35% of its total assets in:

     o    Equity  securities  of  companies  with  market   capitalization's  of
          approximately $1 billion or more

     o    Investment-grade debt securities

     o    Preferred stocks

The Special Growth Fund's higher portfolio rate may result in higher expenses and taxable gain distributions.

The Special Growth Fund is designed for long-term equity investors. The Special Growth Fund may be appropriate for investors who are comfortable with assuming the added risks associated with small-capitalization stocks in return for the possibility of long-term rewards. Smaller capitalization companies may have limited product lines, markets, or financial resources, which may make them more susceptible to setbacks and reversals. These securities may be subject to more abrupt or erratic price fluctuations than securities of larger companies. Small-capitalization stocks as a group may not respond to general market rallies or downturns as much as other types of equity securities. The Special Growth Fund may be appropriate for investors who are comfortable with assuming the added risks associated with stocks that do not pay out significant portions of their earnings as dividends. By itself, the Special Growth Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment and do not require significant current income from their investments. PLEASE READ "RISK FACTORS" CAREFULLY BEFORE INVESTING.

PORTFOLIO MANAGEMENT

Annette Geddes is the Portfolio Manager of the Special Growth Fund, a position she has held since June 1996. She is a Portfolio Manager and Senior Managing Director of KAM, and has been in the investment business since 1967.

FUND EXPENSES

This section will help you understand the costs and expenses you would pay, directly or indirectly, if you invest in the Special Growth Fund.

SHAREHOLDER TRANSACTION EXPENSES*                               CLASS A SHARES
            Maximum Sales Charge Imposed on Purchases                5.75%
                 (as a percentage of the offering price)
            Sales Charge Imposed on Reinvested Dividends             NONE
            Deferred Sales Charge                                   NONE**
            Redemption Fees                                          NONE
            Exchange Fees                                            NONE

* You may be charged additional fees if you purchase, exchange, or redeem shares through a broker or agent.

**   Except for investments of $1 million or more. See "Choosing a Share Class."


The Annual Fund Operating Expenses table below illustrates the estimated operating expenses that you will incur as a shareholder of the Special Growth Fund. THESE EXPENSES ARE CHARGED DIRECTLY TO THE SPECIAL GROWTH FUND. Expenses include management fees as well as costs of maintaining accounts, administering the Special Growth Fund, providing shareholder services, and other activities. The expenses shown are estimated based on historical expenses of the Special Growth Fund adjusted to reflect anticipated expenses.

ANNUAL FUND OPERATING EXPENSES                           CLASS A SHARES
(as a percentage of average daily net assets)
                        Management Fees (1)                    .86%
                        Other Expenses(2)                      .54%
                                                               ---
                        Total Fund Operating Expenses(1)      1.40%
                                                              ====

(1) These fees have been voluntarily reduced. Without this waiver, the Management Fee would be 1.00% and the Total Fund Operating Expenses would be 1.54%.

(2) Other Expenses includes an estimate of shareholder servicing fees the Special Growth Fund expects to pay. See "Organization and Management of the Funds--Shareholder Servicing Plan."


The following example is designed to help you understand the various costs you will bear, directly or indirectly, as an investor in the Special Growth Fund.

EXAMPLE: You would pay the following expenses on a $1,000 investment in the Special Growth Fund, assuming: (1) a 5% annual return and (2) redemption at the end of each time period.

                   1 YEAR     3 YEARS          5 YEARS          10 YEARS
                   ------     -------          -------          --------
Class A Shares      $71         $99              $130             $216

THIS EXAMPLE IS ONLY AN ILLUSTRATION.  ACTUAL EXPENSES AND RETURNS WILL VARY.

FINANCIAL HIGHLIGHTS

SPECIAL GROWTH FUND

The Financial Highlights describe the Special Growth Fund's returns and operating expenses over time. This table shows the results of an investment in one share of the Special Growth Fund for each of the periods indicated.

Variability, as shown by year-to-year total return:
-----------------------------------------------------------------------------------------------------------------------------------
    +                                          20.62%             19.73%          12.05%              7.51%
 0---------------------------------------------------------------------------------------------------------------------------------
   -                                                                                                                    (1.80%)
-----------------------------------------------------------------------------------------------------------------------------------
                                                Year             Year            Six Months            Year          Jan. 11, 1994
                                               Ended             Ended              Ended             Ended             through
                                              Oct. 31,         Oct. 31,           Oct. 31,          April 30,          April 30,
                                                1997             1996              1995(d)           1995(d)            1994(a)

NET ASSET VALUE, BEGINNING OF PERIOD          $ 14.14          $   11.81        $  10.54             $   9.82         $  10.00
                                              -------          ---------         -------             --------         --------
Investment Activities
   Net investment income                        (0.13)             (0.07)             --                 0.02            (0.01)
   Net realized and unrealized gains
        (losses) on investments                  2.93               2.40            1.27                 0.72            (0.17)
                                              -------          ---------         -------             --------         ---------
        Total from Investment Activities         2.80               2.33            1.27                 0.74            (0.18)
                                              -------          ---------         -------             --------         ---------
Distributions
   Net investment income                           --                 --              --                (0.02)              --
   In excess of net investment income              --                 --              --                   --               --
   Net realized gains                           (0.65)                --              --                   --               --
                                              --------         -------------     ------------        --------------   --------
        Total Distributions                     (0.65)                --              --                (0.02)              --
                                              --------         -------------     ------------        ---------        --------
NET ASSET VALUE, END OF PERIOD                $ 16.29          $   14.14         $ 11.81             $  10.54         $   9.82
                                              =======          =========         =======             ========         ========
Total Return (excludes sales charge)           20.62%             19.73%         12.05%(b)              7.51%         (1.80%)(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)               $104,565         $  87,837        $54,335              $20,796          $30,867
Ratio of expenses to average net assets         1.38%              1.47%         0.65%(c)               1.04%          0.82%(c)
Ratio of net investment income to
   average net assets                          (0.93%)           (0.62%)         (0.13%)(c)             0.17%         (0.27%)(c)
Ratio of expenses to average net assets(f)     (g)                 1.51%         1.40%(c)               1.35%          1.47%(c)
Ratio of net investment income to
   average net assets(f)                       (g)               (0.66%)        (0.88%)(c)            (0.14%)        (0.92%)(c)
Portfolio turnover                               195%             152%               54%                102%              61%
Average commission rate paid(e)               $0.0541          $     0.0468      --                   --               --


The financial highlights were audited by PricewaterhouseCoopers LLP for each of the periods in the five-year period ended October 31, 1997. This information should be read in conjunction with the Special Growth Fund's most recent Annual Report to shareholders, which is incorporated by reference in the SAI. If you would like a copy of the Annual Report, write or call us at 800-539-FUND.

(a)  Period from commencement of operations.

(b)  Not annualized.

(c)  Annualized.

(d) Effective June 5, 1995, the Victory Aggressive Growth Portfolio merged into the Special Growth Fund. Financial highlights for the periods prior to June 5, 1995 represent the Aggressive Growth Portfolio.

(e) Represents the total dollar amount of commissions paid on portfolio security transactions divided by total number of shares purchased and sold by the Special Growth Fund for which commissions were charged.

(f) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

(g)  There were no voluntary fee reductions during the period.

                                  BALANCED FUND

INVESTMENT OBJECTIVE: The Balanced Fund seeks to provide income and long-term growth of capital.

INVESTMENT POLICIES AND STRATEGY: The Balanced Fund pursues its investment objective by investing in equity securities and fixed income securities. The Balanced Fund may invest in any type or class of security.

Under normal market conditions, the Balanced Fund will:

o Invest 40% to 75% of its total assets in equity securities and securities convertible or exchangeable into common stock

o Invest at least 25% of its total assets in fixed income securities and preferred stocks

o Invest up to 10% of its total assets in equity securities (including American Depositary Receipts) of foreign companies that derive more than 50% of their gross revenues from, or have more than 50% of their assets, outside the United States.

IMPORTANT CHARACTERISTICS OF THE BALANCED FUND'S INVESTMENTS:
In  making  investment  decisions  involving  Equity  Securities,   the  Adviser
considers:

o The growth and profitability prospects for the economic sector and markets in which the company operates and for the products or services it provides

o    The financial condition of the company

o The price of the security and how that price compares to historical price levels, to current price levels in the general market, and to prices of competing companies; projected earnings estimates; and the earnings growth rate of the company

In making investment decisions involving Debt Securities, the Adviser considers:

o QUALITY: The Balanced Fund primarily purchases investment-grade debt securities.

o MATURITY: The average weighted maturity of the Balanced Fund's fixed income securities will range from 5 to 15 years. This range may be changed in response to changes in market conditions.

In making investment decisions involving Preferred Stock, the Adviser considers:

o The issuer's financial strength, including its historic and current financial condition

o    The issuer's projected earnings, cash flow, and borrowing requirements

o    The issuer's continuing ability to meet its obligations

The Balanced Fund's higher portfolio turnover rate may result in higher expenses and taxable gain distributions.

The Balanced Fund is designed for long-term investors. The Balanced Fund is subject to the risks common to all mutual funds and the risks common to mutual funds that invest in equity securities, debt securities, and foreign issuer risk. By itself, the Balanced Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment and in the level of income they receive from their investment. PLEASE READ "RISK FACTORS" CAREFULLY BEFORE INVESTING.

PORTFOLIO MANAGEMENT

Denise Coyne and Richard T. Heine are the Portfolio Managers of the Balanced Fund. Mr. Heine has been the Portfolio Manager of the Balanced Fund since its inception in December 1993. He is a Portfolio Manager and Director of KAM, and has been in the investment business since 1976. Ms. Coyne has been a Portfolio Manager of the Balanced Fund since January 1995. She is a Portfolio Manager and Director for KAM, and has been in the investment business since 1985.

FUND EXPENSES

This section will help you understand the costs and expenses you would pay, directly or indirectly, if you invest in the Balanced Fund.

SHAREHOLDER TRANSACTION EXPENSES*               CLASS A SHARES   CLASS B SHARES
  Maximum Sales Charge Imposed on Purchases
     (as a percentage of offering price)            5.75%            NONE
  Sales Charge Imposed on Reinvested Dividends      NONE             NONE
  Deferred Sales Charge                             NONE**           5.00***
  Redemption Fees                                   NONE             NONE
  Exchange Fees                                     NONE             NONE

* You may be charged additional fees if you purchase, exchange, or redeem shares through a broker or agent.
** Except for investments of $1 million or more. See "Choosing a Share Class." *** 5% in the first year, declining to 1% in the sixth year, with no charge after the sixth year.

The Annual Fund Operating Expenses table below illustrates the estimated operating expenses that you will incur as a shareholder of the Balanced Fund. THESE EXPENSES ARE CHARGED DIRECTLY TO THE BALANCED FUND. Expenses include management fees, as well as the costs of maintaining accounts, administering the Balanced Fund, providing shareholder services, and other activities. The expenses shown are estimated based on historical expenses of the Balanced Fund adjusted to reflect anticipated expenses.

ANNUAL FUND OPERATING EXPENSES                  CLASS A SHARES    CLASS B SHARES
(as a percentage of average daily net assets)
            Management Fees(1)                       .76%               .76%
            Rule 12b-1 Distribution Fees             .00%               .75%
            Other Expenses(2)                        .49%               .98%
                                                     ----               ----
            Total Fund Operating Expenses(1)        1.25%              2.49%
                                                    =====              =====

(1) These fees have been voluntarily reduced. Without this waiver, the Management Fee would be 1.00%, and the Total Fund Operating Expenses would be 1.49% for Class A Shares, and 2.73% for Class B Shares.
(2) Other Expenses includes an estimate of shareholder servicing fees the Balanced Fund expects to pay. See "Organization and Management of the Funds--Shareholder Servicing Plan."

The following example is designed to help you understand the various costs you will bear, directly or indirectly, as an investor in the Balanced Fund.


EXAMPLE: You would pay the following expenses on a $1,000 investment in the Balanced Fund, assuming: (1) a 5% annual return and (2) redemption at the end of each time period.

                      1 YEAR     3 YEARS          5 YEARS      10 YEARS
Class A Shares         $70         $95              $122         $200
Class B Shares         $75        $108              $153         $252

THIS EXAMPLE IS ONLY AN ILLUSTRATION. ACTUAL EXPENSES AND RETURNS WILL VARY.

FINANCIAL HIGHLIGHTS

BALANCED FUND

****The Financial Highlights describe the Balanced Fund's returns and operating expenses over time. This table shows the results of an investment in one share of the Balanced Fund for each of the periods indicated.****

Variability, as shown by year-to-year total return:
----------------------------------------------------------------------------------------------------------------------------------
    +                                               17.43%        15.73%         19.02%        16.27%       19.24%
 0--------------------------------------------------------------------------------------------------------------------------------
    -                                                                                                                  (0.57%)
----------------------------------------------------------------------------------------------------------------------------------


                                                 CLASS B SHARES                CLASS A SHARES
                                                                 MARCH 1,
                                                                   1996                                              DECEMBER 10,
                                                   YEAR ENDED     THROUGH      YEAR ENDED    YEAR ENDED  YEAR ENDED      1993
                                                    OCT. 31,     OCT. 31,       OCT. 31,      OCT. 31,    OCT. 31,   TO OCT. 31,
                                                      1997        1996(D)         1997         1996(D)      1995       1994(A)
                                                      ----        ----            ----         ----         ----       ----

NET ASSET VALUE, BEGINNING OF PERIOD                $12.34        $11.51        $12.33         $11.01         $9.62    $10.00
                                                    ------        ------        ------         ------         ------   ------
Income from Investment Activities
      Net investment income                           0.19          0.14          0.36           0.36          0.41      0.33
      Net realized and unrealized gains
(losses) from investments and foreign currencies      1.89          0.85          1.90           1.39          1.40     (0.39)
                                                      ----          ----          ----           ----          ----     ------
      Total from Investment Activities                2.08          0.99          2.26           1.75          1.81     (0.06)
                                                      ----          ----          ----           ----          ----     ------
Distributions
      Net investment income                          (0.17)        (0.14)        (0.35)         (0.36)        (0.42)    (0.32)
      In excess of net investment income              -            (0.02)         -              -            (0.01)     -
      Net realized gains                             (0.37)         -            (0.37)         (0.07)                   -
                                                     ------      ---------       ------         ------                 ---
            Total Distributions                      (0.54)        (0.16)        (0.72)         (0.43)        (0.42)    (0.32)
                                                     ------        ------        ------         ------        ------    ------
NET ASSET VALUE, END OF PERIOD                      $13.88        $12.34        $13.87         $12.33        $11.01     $9.62
                                                    ======        ======        ======         ======        ======     =====
Total Return (Excludes Sales Charge)                 17.43%       15.73%(e)      19.02%         16.27%        19.24%    (0.57%)(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)                      $3,291       $1,432        $342,933      $273,553    $201,073     $127,285
Ratio of expenses to average net assets               2.56%        2.46%(c)       1.25%         1.27%         0.98%      0.87%(c)
Ratio of net investment income to average net         1.36%        1.78%(c)       2.69%         3.14%         4.05%      3.97%(c)
assets
Ratio of expenses to average net assets(h)            2.95%        2.67%(c)       1.36%         1.43%         1.36%      1.49%(c)
Ratio of net investment income to average net         0.97%        1.57%(c)       2.58%          2.98%         3.67%     3.35%(c)
assets(h)
Portfolio turnover(f)                                 109%          80%           109%           80%            69%       118%
Average commission rate paid(g)                     $0.0356       $0.0084       $0.0356        $0.0084           --        --



The financial highlights were audited by PricewaterhouseCoopers LLP. This information should be read in conjunction with the Balanced Fund's most recent Annual Report to shareholders, which is incorporated by reference in the SAI. If you would like a copy of the Annual Report, write or call us at 800-539-FUND.


(a)  Period from commencement of operations.
(b)  Not annualized
(c)  Annualized.

(d) Effective March 1, 1996, the Balanced Fund designated the existing shares as Class A Shares and began offering Class B Shares.

(e) Represents total return for the Balanced Fund for the period November 1, 1995 through February 29, 1996 plus total return for Class B Shares for the period March 1, 1996 through October 31, 1996. The total return for Class B Shares for the period from March 1, 1996 through October 31, 1996 was 8.72%.
(f) Portfolio turnover is calculated on the basis of the Balanced Fund as a whole without distinguishing between the classes of shares issued.
(g) Represents the total dollar amount of commissions paid on portfolio security transactions divided by total number of shares purchased and sold by the Balanced Fund for which commissions were charged.
(h) During the period certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

                           REAL ESTATE INVESTMENT FUND

INVESTMENT OBJECTIVE

The  Real  Estate   Investment  Fund  seeks  to  provide  total  return  through investments in real estate-related securities.

INVESTMENT POLICIES AND STRATEGY

The Real Estate Investment Fund pursues its investment objective by investing at least 80% of the Fund's total assets in real estate-related companies.

Under normal market conditions, the Real Estate Investment Fund will invest substantially all of its assets in:

o    Equity securities (including equity and mortgage REITs)
o    Rights or warrants to purchase common stocks
o Securities convertible into common stocks when the Fund's investment adviser thinks that the conversion will be profitable
o    Preferred stocks

The Real Estate Investment Fund also may invest up to 20% of its total assets in securities of foreign real estate companies and ADRs.

The Real Estate Investment Fund is designed for long-term investors. The Real Estate Investment Fund is subject to the risks common to all mutual funds and the risks common to mutual funds that invest in equity securities. In addition, the Real Estate Investment Fund is subject to the risks related to direct investment in real estate. By itself, the Real Estate Investment Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment. PLEASE READ "RISK FACTORS" CAREFULLY BEFORE INVESTING.

PORTFOLIO MANAGEMENT

Patrice Derrington and Richard E. Salomon are the Portfolio Managers of the Real Estate Investment Fund. Ms. Derrington is a Managing Director and Portfolio Manager of KAM, and has been in the real estate, investment, and finance business since 1991. Mr. Salomon is a Director of, and a Senior Managing Director with KAM and has been in the investment advisory business since 1982.

FUND EXPENSES

This section will help you understand the costs and expenses you would pay, directly or indirectly, if you invested in the Real Estate Investment Fund.

SHAREHOLDER TRANSACTION EXPENSES*                           CLASS A SHARES
            Maximum Sales Charge Imposed on Purchases
               (as a percentage of the offering price)           5.75%
            Sales Charge Imposed on Reinvested Dividends         NONE
            Deferred Sales Charge                                NONE**
            Redemption Fees                                      NONE
            Exchange Fees                                        NONE


* You may be charged additional fees if you purchase, exchange, or redeem shares through a broker or agent.
**   Except for investments of $1 million or more. See "Choosing a Share Class."

The Annual Fund Operating Expenses table below illustrates the estimated operating expenses that you will incur as a shareholder of the Real Estate
Investment  Fund.  THESE  EXPENSES  ARE  CHARGED  DIRECTLY  TO THE  REAL  ESTATE
INVESTMENT FUND. Expenses include management fees as well as the costs of maintaining accounts, administering the Real Estate Investment Fund, providing shareholder services, and other activities. The expenses shown are estimated based on historical expenses of the Real Estate Investment Fund adjusted to reflect anticipated expenses.

ANNUAL FUND OPERATING EXPENSES                          CLASS A SHARES
(as a percentage of average daily net assets)
                        Management Fees(1)                    1.00%
                        Rule 12b-1 Distribution Fees           .00%
                        Other Expenses(2)                      .40%
                                                              -----
                        Total Fund Operating Expenses(1)      1.40%
                                                              =====

(1) These fees have been voluntarily reduced. Without this reimbursement, other expenses would be 1.93%, and the Total Fund Operating Expenses would be 2.93%
(2) Other Expenses include an estimate of shareholder servicing fees the Real Estate Investment Fund expects to pay. See "Organization and Management of the Funds--Shareholder Servicing Plan."

The following example is designed to help you understand the various costs you will bear, directly or indirectly, as an investor in the Real Estate Investment Fund.

EXAMPLE: You would pay the following expenses on a $1,000 investment in the Real Estate Investment Fund, assuming: (1) a 5% annual return and (2) redemption at the end of each time period.

                  1 YEAR         3 YEARS            5 YEARS        10 YEARS
                  ------         -------            -------        --------
Class A Shares     $71             $99                $130           $216

THIS EXAMPLE IS ONLY AN ILLUSTRATION.  ACTUAL EXPENSES AND RETURNS WILL VARY.

FINANCIAL HIGHLIGHTS

REAL ESTATE INVESTMENT FUND

The Financial Highlights describe the Real Estate Investment Fund's returns and operating expenses over time. This table shows the results of an investment in one share of the Real Estate Investment Fund for each of the periods indicated.

Variability, as shown by year-to-year total return:
------------------------------------------------------------------------------
    +                                                            22.42%
   0--------------------------------------------------------------------------
    -
------------------------------------------------------------------------------

                                                             April 30, 1997
                                                                Through
                                                                Oct. 31,
                                                                1997(a)

NET ASSET VALUE, BEGINNING OF PERIOD                        $    10.00
                                                            ----------
Investment Activities
   Net investment income                                          0.23
   Net realized and unrealized (losses) from investments          2.01
        Total from Investment Activities                          2.24
Distributions
   Net investment income                                         (0.17)
        Total Distributions                                      (0.17)
NET ASSET VALUE, END OF PERIOD                              $    12.07
                                                            ==========
Total Return (excludes sales charge)                             22.42%(b)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000)                             $    4,376
Ratio of expenses to average net assets                           0.00%(c)
Ratio of net investment income to
   average net assets                                             5.11%(c)
Ratio of expenses to average net assets(e)                        2.93%(c)
Ratio of net investment income to
   average net assets(e)                                          2.18%(c)
Portfolio turnover                                                 21%
Average commission rate paid(d)                             $     0.0464

The Financial Highlights were audited by PricewaterhouseCoopers LLP. This information should be read in conjunction with the Fund's most recent Annual Report to shareholders, which is incorporated by reference in the SAI. If you would like a copy of the Annual Report, write or call us at 800-539-FUND.

(a)  Period from commencement of operations.

(b)  Not annualized.
(c)  Annualized.
(d) Represents the total dollar amount of commissions paid on portfolio security transactions divided by total number of shares purchased and sold by the Fund for which commissions were charged.
(e) During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated

RISK FACTORS

****It is important to keep in mind one basic principle of investing: the greater the risk, the greater the potential reward. The reverse is also generally true: the lower the risk, the lower the potential reward.****

This prospectus describes some of the risks that you may assume as an investor in the Funds. By matching your investment objective with a comfortable level of risk, you can create your own customized investment plan. Some limitations on the Funds' investments are described in the section that follows. "Other Securities and Investment Practices" at the end of this prospectus provides additional information on the securities mentioned in the overview of each of the Funds. As with any mutual fund, there is no guarantee that a Fund will earn income or show a positive total return over time. A Fund's price, yield, and total return will fluctuate. You may lose money if a Fund's investments do not perform well.

THE FOLLOWING RISKS ARE COMMON TO ALL MUTUAL FUNDS:

o MARKET RISK is the risk that the market value of a security will fluctuate, depending on the supply and demand for that type of security. As a result of this fluctuation, a security may be worth more or less than the price a Fund originally paid for it or less than the security was worth at an earlier time. Market risk may affect a single security, an industry, a sector of the economy, or the entire market and is common to all investments.

o MANAGER RISK is the risk that a Fund's Portfolio Manager may use a strategy that does not produce the intended result. Manager risk also refers to the possibility that the Portfolio Manager may fail to execute a Fund's investment strategy effectively and thus fail to achieve its objective.

o YEAR 2000 RISK. Like other mutual funds, each of the Funds could be adversely affected if the computer systems used by their service providers, including shareholder servicing agents, do not properly process and calculate date-related information. The Funds' service providers have been actively updating their systems to be able to process year 2000 data.
     However, there can be no assurance that these steps will be adequate to avoid a temporary service disruption or any adverse impact on the Funds.

THE FOLLOWING RISK IS COMMON TO MUTUAL FUNDS THAT INVEST IN EQUITY SECURITIES:

o EQUITY RISK is the risk that the value of the security will fluctuate in response to changes in earnings or other conditions affecting the issuer's profitability. Unlike debt securities, which have preference to a company's earnings and cash flow, equity securities are entitled to the residual value after the company meets its other obligations. For example, holders of debt securities have priority over holders of equity securities to a company's assets in the event of bankruptcy.

THE  FOLLOWING  RISKS  ARE  COMMON  TO  MUTUAL  FUNDS  THAT  INVEST  IN  FOREIGN
SECURITIES:

o CURRENCY RISK is the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses.

o FOREIGN ISSUER RISK. Compared to U.S. and Canadian companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. Foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices used by domestic issuers. In addition, foreign securities markets may be less liquid, more volatile, and less subject to governmental supervision than in the U.S. Investments in foreign countries could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. All of these factors can make foreign investments, especially those in developing countries, more volatile than U.S. investments.

THE FOLLOWING RISKS ARE COMMON TO MUTUAL FUNDS THAT INVEST IN DEBT SECURITIES:

o INTEREST RATE RISK. The value of a debt security typically changes in the opposite direction from a change in interest rates. Therefore, when interest rates go up, the value of a fixed-rate security typically goes down. When interest rates go down, the value of these securities typically goes up. Generally, the market values of securities with longer maturities are more sensitive to changes in interest rates.

o INFLATION RISK is the risk that inflation will erode the purchasing power of the cash flows generated by debt securities held by a Fund. Fixed-rate debt securities are more susceptible to this risk than floating-rate debt securities.

o REINVESTMENT RISK is the risk that when interest income is reinvested, interest rates will have declined so that income must be reinvested at a lower interest rate. Generally, interest rate risk and reinvestment risk have offsetting effects.

o CREDIT (OR DEFAULT) RISK is the risk that the issuer of a debt security will be unable to make timely payments of interest or principal. Although the Funds generally invest only in high-quality securities, the interest or principal payments may not be insured or guaranteed on all securities. Credit risk is measured by NRSROs* such as S&P, Fitch, or Moody's.

THE FOLLOWING RISKS ARE COMMON TO MUTUAL FUNDS THAT INVEST IN THE SECURITIES OF A SINGLE STATE AND REAL ESTATE:

o CONCENTRATION AND DIVERSIFICATION RISK is the risk that only a limited number of high-quality securities of a particular type may be available. Concentration and diversification risk is greater for Funds that primarily invest in the securities of a single state, geographic area, or a particular industry.

THE  FOLLOWING  RISKS ARE  COMMON TO MUTUAL  FUNDS  THAT  INVEST IN REAL  ESTATE
SECURITIES:

o REAL ESTATE RISK is the risk that the value of a security will fluctuate because of changes in property values, vacancies of rental properties, overbuilding, changes in local laws, increased property taxes and operating expenses, and other risks associated with real estate. While the Fund will not invest directly in real estate, it may be subject to the risks associated with direct ownership. Equity REITs** may be affected by changes in property value, while mortgage REITs*** may be affected by credit quality.

o REGULATORY RISK. Certain REITs may fail to qualify for pass-through of income under federal tax law, or to maintain their exemption from the registration requirements under federal securities laws.

* An NRSRO is a nationally recognized statistical ratings organization such as Standard and Poor's (S&P), Fitch, or Moody's which assigns credit ratings to securities based on the borrower's ability to meet its obligation to make principal and interest payments.
** Equity REITs may own property, generate income from rental and lease payments, and offer the potential for growth from property appreciation and periodic capital gains from the sale of property.

*** Mortgage REITs earn interest income and are subject to credit risks, like the chance that a developer may fail to repay a loan.

INVESTMENT LIMITATIONS

****The SEC and IRS have certain restrictions with which all mutual funds must comply. The Funds monitor these limitations on an ongoing basis.****

To help reduce risk, the Funds have adopted limitations on some investment policies. These limits involve a Fund's ability to borrow money and the amount it can invest in various types of securities. Certain limitations can be changed only with the approval of shareholders. Victory's Board of Trustees can change other investment limitations without shareholder approval. See "Other Securities and Investment Practices" and the SAI for more information.

Each Fund limits to 25% of its total assets the amount that it may invest in any single industry (other than U.S. Government obligations). Each Fund limits its borrowing to 331/3% of its total assets. Borrowing would be in the form of selling a security that it owns and agreeing to repurchase that security later at a higher price. The Funds do not intend to borrow for leveraging purposes.

DIVERSIFICATION REQUIREMENTS

o SEC REQUIREMENT: Each Fund (other than the Real Estate Investment Fund) is "diversified" according to certain federal securities provisions regarding the diversification of its assets. Generally, under these provisions, a Fund must invest at least 75% of its total assets so that no more than 5% of its total assets are invested in the securities of any one issuer.

o IRS REQUIREMENT: Each Fund also intends to comply with certain federal tax requirements regarding the diversification of its assets, which generally are less restrictive than the SEC requirements. These diversification provisions and requirements are discussed in the SAI.

INVESTMENT PERFORMANCE

****Past performance does not guarantee future results. You may obtain the current 30-day yield by calling 800-539-FUND. Our Shareholder Servicing representatives are available from 8:00 a.m. to 8:00 p.m. Eastern Time Monday through Friday.****

Victory may advertise the performance of a Fund by comparing it to other mutual funds with similar objectives and policies. Performance information may also appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations. Performance information is contained in the annual and semi-annual reports. You may obtain a copy free of charge, by calling 800-539-FUND.

The "30-day yield" is an "annualized" figure--the amount you would earn if you stayed in a Fund for a year and the Fund continued to earn the same net interest income throughout that year. To calculate 30-day yield, a Fund's net interest per share for the most recent 30 days is divided by the maximum offering price per share for Class A Shares, or by the NAV for Class B Shares.

To calculate "total return," a Fund starts with the total number of shares that you can buy for $1,000 at the beginning of the period. Then the Fund adds all dividends and distributions paid as if they were reinvested in additional shares (this takes into account the Fund's dividend distributions, if any). The total number of shares is multiplied by the net asset value on the last day of the period and the result is divided by the initial $1,000 investment to determine the percentage gain or loss. For periods of more than one year, the cumulative total return is adjusted to get an average annual total return.

o    YIELD is a measure of net interest and dividend income.

o AVERAGE ANNUAL TOTAL RETURN is a hypothetical measure of past dividend income plus capital appreciation. It is the sum of all of the parts of a Fund's investment return for periods greater than one year.

0    TOTAL RETURN is the sum of all of the parts of a Fund's investment return.

Whenever you see information on a Fund's performance, do not consider the past performance to be an indication of the performance you could expect by making an investment in a Fund today. The past is an imperfect guide to the future. History does not always repeat itself.

SHARE PRICE

****The daily NAV is useful to you as a shareholder because the NAV, multiplied by the number of Fund shares you own, gives you the dollar amount and value of your investment.****

Each Fund's share price, called its net asset value (the NAV), is calculated each business day as of the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). Shares are purchased, exchanged, and redeemed at the next share price calculated after your investment instructions are received and accepted. A business day is a day on which the New York Stock Exchange is open for trading or any day in which enough trading has occurred in the securities held by a Fund to affect the NAV materially. If your account is established with an Investment Professional or a bank, you may not be able to purchase or sell shares on other holidays when the Federal Reserve Bank of Cleveland is closed but the New York Stock Exchange is open.

The NAV is calculated by adding up the total value of a Fund's investments and other assets, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the Fund:

            Total Assets--Liabilities
NAV =------------------------------------
            Number of Shares Outstanding

Each Fund's net asset value can be found daily in The Wall Street Journal and other newspapers.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

As a shareholder, you are entitled to your share of net income and capital gains on a Fund's investments. The Funds pass their earnings along to investors in the form of dividends. Dividend distributions are the net dividends or interest earned on investments after expenses. If a Fund makes a capital gain distribution, it is paid once a year. As with any investment, you should consider the tax consequences of an investment in a Fund.

Ordinarily, the Balanced Fund declares and pays dividends from its net investment income monthly. All other Funds in this prospectus declare and pay dividends from their net investment income quarterly. The Funds pay any net capital gains realized as dividends at least annually. The Funds declare and pay dividends separately for Class A and Class B Shares of the Funds. Distributions can be received in one of the following ways:

****BUYING A DIVIDEND. You should check a Fund's distribution schedule before you invest. If you buy shares of a Fund shortly before it makes a distribution, some of your investment may come back to you as a taxable distribution.****

o REINVESTMENT OPTION: You can have distributions automatically reinvested in additional shares of a Fund. If you do not indicate another choice on your Account Application, this option will be assigned to you automatically.

o CASH OPTION: A check will be mailed to you no later than 7 days after the pay date.

o INCOME EARNED OPTION: Dividends can be reinvested automatically in a Fund in which you have invested and your capital gains can be paid in cash, or capital gains can be reinvested and dividends paid in cash.

o DIRECTED DIVIDENDS OPTION: You can have distributions automatically reinvested in shares of another fund of the Victory Group. If distributions from Class A Shares are reinvested in Class A Shares of another fund, you will not pay a sales charge on the reinvested distributions. DIRECTED BANK

o ACCOUNT OPTION: In most cases, you can have distributions transferred automatically to your bank checking or savings account. Under normal circumstances, dividends will be transferred within 7 days of the dividend payment date. The bank account must have a registration identical to that of your Fund account.

Your  choice  of  distribution   should  be  set  up  on  the  original  Account
Application. If you would like to change the option you selected, please call the Transfer Agent at 800-539-FUND.

IMPORTANT INFORMATION ABOUT TAXES

Each Fund intends to continue to qualify as a regulated investment company, in which case it pays no federal income tax on the earnings or capital gains it distributes to its shareholders.

o Ordinary dividends from a Fund are taxable as ordinary income; dividends from a Fund's long-term capital gain are taxable as capital gain.

o Dividends are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares. They may also be subject to state and local taxes.

o Dividends from the Funds that are attributable to interest on certain U.S. Government obligations may be exempt from certain state and local income taxes. The extent to which ordinary dividends are attributable to U.S. Government obligations will be provided on the tax statements you receive from a Fund.

o Certain dividends paid to you in January will be taxable as if they had been paid to you the previous December.

o Tax statements will be mailed from a Fund every January showing the amounts and tax status of distributions made to you.

o Under certain circumstances, a Fund may be in a position to (in which case it would) "pass-through" to you the right to a credit or deduction for income or other tax credits earned from foreign investments.

o Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.

o You should review the more detailed discussion of federal income tax considerations in the SAI.

THE TAX INFORMATION IN THIS PROSPECTUS IS PROVIDED AS GENERAL INFORMATION. YOU SHOULD CONSULT YOUR OWN TAX ADVISER ABOUT THE TAX CONSEQUENCES OF AN INVESTMENT IN A FUND.

INVESTING WITH VICTORY

If you are looking for a convenient way to open an account for yourself or a minor child, or to add money to an existing account, Victory can help. The section on "Choosing a Share Class" will help you decide whether it would be more to your advantage to purchase Class A or Class B Shares of a Fund. The following sections will describe how to open an account, how to access information on your account, and how to purchase, exchange, and redeem shares of a Fund. We want to make it simple for you to do business with us. The sections that follow will serve as a guide to your investments with Victory. If you have questions about any of this information, please call your Investment Professional or one of our customer service representatives at 800-539-FUND. They will be happy to assist you.

****All you need to do to get started is to fill out an application.****

CHOOSING A SHARE CLASS

Some of the Funds described in this prospectus offer only Class A Shares, while others offer both Class A and B shares of the Funds. The following chart shows which Funds offer one or both classes of shares:


       ONLY CLASS A SHARES                      BOTH CLASS A AND CLASS B SHARES
       -------------------                      -------------------------------

       Value Fund                               Diversified Stock Fund

       Stock Index Fund                         Special Value Fund

       Growth Fund                              Ohio Regional Stock Fund

       Special Growth Fund                      International Growth Fund

       Real Estate Investment Fund              Balanced Fund


Each class has its own cost structure, allowing you to choose the one that best meets your requirements. Your Investment Professional can also help you decide.

                                     CLASS A

o Front-end sales charges, as described on the next page. There are several ways to reduce these charges.

o    Lower annual expenses than Class B shares.


                                     CLASS B

o    No front-end sales charge. All your money goes to work for you right away.

o    Higher annual expenses than Class A shares.

o A deferred sales charge on shares you sell within 6 years of purchase, as described on the next page.

o Automatic conversion to Class A shares after 8 years, thus reducing future annual expenses.

****For historical expense information on Class A and B shares, see the financial highlights in the Fund overviews earlier in this prospectus.****

       CALCULATION OF SALES CHARGES--CLASS A

Class A Shares are sold at their public offering price, which includes the initial sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates and commissions paid to Investment Professionals are as follows:

                                                   SALES CHARGE                     SALES CHARGE             DEALER REALLOWANCE
                      YOUR INVESTMENT        AS A % OF OFFERING PRICE        AS A % OF YOUR INVESTMENT         AS A % OF THE
                                                                                                               OFFERING PRICE
        Up to $50,000                                  5.75%                           6.10%                       5.00%

        $50,000 up to $100,000                         4.50%                           4.71%                       4.00%

        $100,000 up to $250,000                        3.50%                           3.63%                       3.00%

        $250,000 up to $500,000                        2.50%                           2.56%                       2.00%

        $500,000 up to $1,000,000                      2.00%                           2.04%                       1.75%

        $1,000,000 and above*                          0.00%                           0.00%                         *

     * There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (CDSC) of up to 1.00% of the purchase price will be charged to the shareholder if shares are redeemed in the first year after purchase, or at .50% within two years of the purchase. This charge will be based on either the cost of the shares or net asset value at the time of redemption, whichever is lower. There will be no CDSC on reinvested distributions. Investment Professionals may be paid at a rate of up to 1.00% of the purchase price.


The Distributor reserves the right to pay the entire commission to dealers. If that occurs, the dealer may be considered an "underwriter" under federal securities laws.

****There are several ways you can combine multiple purchases in the Victory Funds and take advantage of reduced sales charges.****

SALES CHARGE REDUCTIONS AND WAIVERS FOR CLASS A SHARES

You may qualify for reduced sales charges in the following cases:

1. A Letter of Intent lets you purchase Class A Shares of a Fund over a 13-month period and receive the same sales charge as if all shares had been purchased at one time. You must start with a minimum initial investment of 5% of the total amount.

2. Rights of Accumulation allow you to add the value of any Class A Shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge at the time of purchase.

3. You can combine Class A Shares of multiple Victory Funds, (excluding money market funds) for purposes of calculating the sales charge. The combination privilege also allows you to combine the total investments from the accounts of household members of your immediate family (spouse and children under 21) for a reduced sales charge at the time of purchase.

4.   Waivers for certain investors:

          a) Current and retired Fund Trustees, directors, trustees, employees, and family members of employees of KeyCorp or "Affiliated Providers,"* and dealers who have an agreement with the Distributor and any trade organization to which the Adviser or the Administrator belong.

          b) Investors who purchase shares for trust or other advisory accounts established with KeyCorp or its affiliates.

          c) Investors who reinvest a distribution from a deferred compensation plan, agency, trust, or custody account that was maintained by KeyBank National Associates and its affiliates, the Victory Group, or invested in a fund of the Victory Group.

          d) Investors who reinvest shares from another mutual fund complex or the Victory Group within 90 days after redemption, if they paid a sales charge for those shares.

          e) Investment Professionals who purchased Fund shares for fee-based investment products or accounts, and selling brokers and their sales representatives.

* Affiliated Providers are affiliates and subsidiaries of KeyCorp, and any organization that provides services to the Victory Group.

       DEFERRED SALES CHARGES--CLASS B

Shares are offered at their NAV per share, without an initial sales charge. When you sell the shares within six years of buying them, there is a contingent deferred sales charge (CDSC). The CDSC is based on the original purchase cost of your investment or the NAV at the time of redemption, whichever is lower.

Eight years after Class B Shares are purchased, they automatically will convert to Class A Shares. Class A shareholders are not subject to the asset-based sales charge that normally would apply to Class B shares, as described in "Distribution Plan for Class B Shares." Also see the SAI for additional details.

       YEARS AFTER PURCHASE                     CDSC ON SHARES BEING SOLD

                0-1                                       5.0%

                1-2                                       4.0%

                2-3                                       3.0%

                3-4                                       3.0%

                4-5                                       2.0%

                5-6                                       1.0%

           After 6 Years                                  None


THE DISTRIBUTOR PAYS SALES COMMISSIONS OF 4.00% OF THE PURCHASE PRICE TO DEALERS AT THE TIME OF SALE.

****There is no CDSC on reinvested dividends. The longer the time between the purchase and sale of shares, the lower the rate of the CDSC.****

SALES CHARGE REDUCTIONS AND WAIVERS FOR CLASS B SHARES: The CDSC will be waived for the following redemptions:

1.   Distributions from retirement plans if the distributions are made:

     a) Under the Systematic Withdrawal Plan after age 59-1/2 for up to 12% of the account value annually; or

     b) Following the death or disability of the participant or beneficial owner;

2. Redemptions from accounts other than retirement accounts following the death or disability of the shareholder;

3.   Returns of excess contributions to retirement plans;

4. Distributions of less than 12% of the annual account value under a Systematic Withdrawal Plan;

5. Shares issued in a plan of reorganization sponsored by Victory, or shares redeemed involuntarily in a similar situation.

HOW TO PURCHASE SHARES

Class A and Class B Shares can be purchased in a number of different ways. You can send in your investment by check, wire transfer, exchange from another fund of the Victory Group, or through arrangements with your Investment Professional. An Investment Professional is a salesperson, financial planner, investment adviser, or trust officer who provides you with investment information. Sometimes they will charge you for these services. Their fee will be in addition to, and unrelated to, the fees and expenses charged by a Fund.

If your request is received and accepted by 4:00 p.m. Eastern Time, your purchase will be processed using that day's share price.

****All you need to do to get started is to fill out an application.****

Make your check payable to:

            THE VICTORY FUNDS

Keep the following addresses handy for purchases, exchanges, or redemptions:

REGULAR U.S. MAIL ADDRESS

Send a completed Account Application with your check, bank draft, or money order to:

            THE VICTORY FUNDS
            P.O. BOX 8527
            BOSTON, MA   02266-8527

OVERNIGHT MAIL ADDRESS

Use the following address ONLY for overnight packages.

THE VICTORY FUNDS
C/O BOSTON FINANCIAL DATA SERVICES
66 BROOKS DRIVE
BRAINTREE, MA 02184
PHONE: 800-539-FUND

WIRE ADDRESS

The Transfer Agent does not charge a wire fee, but your originating bank may charge a fee. Always call the Transfer Agent at 800-539-FUND BEFORE wiring funds to obtain a confirmation number.

STATE STREET BANK AND TRUST CO.
ABA #011000028
FOR CREDIT TO DDA
      ACCOUNT #9905-201-1
FOR FURTHER CREDIT TO ACCOUNT #

     (insert account number, name, and confirmation number assigned by the Transfer Agent)

TELEPHONE

800-539-FUND
         800-539-3863

****FAX Number:
800-529-2244****

****Telecommunication Device for the Deaf (TDD):  800-970-5296****

ACH

After your account is set up, your purchase amount can be transferred by Automated Clearing House (ACH). Only domestic member banks may be used. It takes about 15 days to set up the ACH feature. Currently, the Funds do not charge a fee for ACH transfers.

STATEMENTS AND REPORTS

You will receive a periodic statement reflecting any transactions that affect the balance or registration of your account. You will receive a confirmation after any purchase, exchange, or redemption. If your account has been set up by an Investment Professional, account activity will be detailed in their statements to you. Share certificates are not issued. Twice a year, you will receive the financial reports of the Funds. By January 31 of each year, you will be mailed an IRS form reporting account distributions for the previous year, which also will be filed with the IRS.

SYSTEMATIC INVESTMENT PLAN

To enroll in the Systematic Investment Plan, you should check this box on the Account Application. We will need your bank account information and the amount and frequency of your investment. You can select monthly, quarterly, semi-annual, or annual investments. You should attach a voided personal check so the proper information can be obtained. You must first meet the minimum investment requirement of $500, then we will make automatic withdrawals of the amount you indicate ($25 or more) from your bank account and invest in shares of a Fund.

RETIREMENT PLANS

You can use the Funds as part of your retirement portfolio. Your Investment Professional can set up your new account under one of several tax-deferred retirement plans. Please contact your Investment Professional or the Fund for details regarding an IRA or other retirement plan that works best for your financial situation.

****If you would like to make additional investments after your account is already established, use the Investment Stub attached to your statement and send it with your check to the address indicated.****

All purchases must be made in U.S. Dollars and drawn on U.S. banks. The Transfer Agent may reject any purchase order in its sole discretion. If your check is returned for any reason, you may be charged for any resulting fees and/or losses. Third party checks will not be accepted. You may only invest or exchange into fund shares legally available in your state. If your account falls below $500, we may ask you to re-establish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.

HOW TO EXCHANGE SHARES

An exchange is the selling of shares of one fund of the Victory Group to purchase shares of another. You may exchange shares of one Victory fund for shares of the same class of any other, generally without paying any additional sales charges.

****You can obtain a list of funds available for exchange by calling the Transfer Agent at 800-539-FUND.****

You can exchange shares of the Fund by writing or calling the Transfer Agent at 800-539-FUND. When you exchange shares of the Funds, you should keep the following in mind:

o Shares of the fund selected for exchange must be available for sale in your state of residence.

o The Fund whose shares you would like to exchange and the fund whose shares you want to buy must offer the exchange privilege.

o Shares of a Fund may be exchanged at relative net asset value. This means that if you own Class A Shares of the Fund, you can only exchange them for Class A Shares of another fund and not pay a sales charge. The same rules apply to Class B Shares.

o You must meet the minimum purchase requirements for the fund you purchase by exchange.

o The registration and tax identification numbers of the two accounts must be identical.

o You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them; after the account is open 7 days, you can exchange shares on any business day.

o Before exchanging, read the prospectus of the fund you wish to purchase by exchange.

HOW TO REDEEM SHARES

If your request is received and accepted by 4:00 p.m. Eastern Time, your redemption will be processed the same day.

BY TELEPHONE

The easiest way to redeem shares is by calling 800-539-FUND. When you fill out your original application, be sure to check the box marked "Telephone Authorization." Then when you are ready to redeem, call us and tell us which one of the following options you would like to use:

o    Mail a check to the address of record;

o    Wire funds to a domestic financial institution;

o    Mail to a previously designated alternate address; or

o    Electronically transfer the funds via ACH.

All telephone calls are recorded for your protection and measures are taken to verify the identity of the caller. If we properly act on telephone instructions and follow reasonable procedures to ensure against unauthorized transactions, neither Victory nor its servicing agents, the Adviser, nor the Transfer Agent will be responsible for any losses. If these procedures are not followed, the Transfer Agent may be liable to you for losses resulting from unauthorized instructions.

If there is an unusual amount of market activity and you cannot reach the Transfer Agent by telephone, consider placing your order by mail.

BY MAIL

Use the Regular U.S. Mail or Overnight Mail Address to redeem shares. Send us a letter of instruction indicating your Fund account number, amount of redemption, and where to send the proceeds. All account owners must sign. A signature guarantee is required for the following redemption requests:

o    Redemptions over $10,000;

o    Your account registration has changed within the last 15 days;

o    The check is not being mailed to the address on your account;

o    The check is not being made payable to the owner of the account; or

o If the redemption proceeds are being transferred to another Victory Group account with a different registration.

A signature guarantee can be obtained from a financial institution such as a bank, broker-dealer, credit union, clearing agency, or savings association.

BY WIRE

If you want to redeem Funds by wire, you must establish a Fund account which will accommodate wire transactions. If you call by 4:00 p.m. Eastern Time, your funds will be wired on the next business day.

BY ACH

Normally, your redemption will be processed on the same day or the next day if your instructions are received after 4:00 p.m. Eastern Time. It will be transferred by ACH as long as the transfer is to a domestic bank.

****There are a number of convenient ways to redeem shares of a Fund. You can use the same mailing addresses listed for purchases. You will earn dividends up to the date your redemption request is processed.****

Under certain emergency circumstances, the right of redemption may be suspended. Redemption proceeds from the sale of shares purchased by a check may be held until the purchase check has cleared. If you request a complete redemption, any dividends declared will be included with the redemption proceeds.

SYSTEMATIC WITHDRAWAL PLAN
If you check this box on the Account Application, we will send monthly, quarterly, semi-annual, or annual payments to the person you designate. The minimum withdrawal is $25, and you must have an account value of $5,000 or more to begin withdrawals. Once again, we will need a voided personal check to activate this feature. You should be aware that your account eventually may be depleted. However, you cannot automatically close your account using the Systematic Withdrawal Plan. If your account value falls below $500, we may ask you to bring the account back to the $500 minimum. If you decide not to increase your account to the minimum balance, your account may be closed and the proceeds mailed to you.

****We want you to know who plays what role in your investment and how they are related. This section discusses the organizations employed by the Funds to service their shareholders. They are paid a fee for their services.****

ORGANIZATION AND MANAGEMENT OF THE FUNDS

ABOUT VICTORY

Each Fund is a member of the Victory Funds, a group of 36 distinct investment portfolios, organized as a Delaware business trust. Some of the Victory Funds have been operating since 1983.

The Board of Trustees of Victory has the overall responsibility for the management of the Funds. They are elected by the shareholders.

THE INVESTMENT ADVISER

One of a Fund's most important contracts is its Advisory Agreement with Key Asset Management Inc. (KAM or the Adviser), a New York Corporation registered as an investment adviser with the SEC. KAM is a subsidiary of KeyBank National Association, a wholly-owned subsidiary of KeyCorp. On February 28, 1997, KAM became the surviving corporation after the reorganization of four indirect investment adviser subsidiaries of KeyCorp. Affiliates of the Adviser manage approximately $64 billion for a limited number of individual and institutional clients.

The Advisory Agreement allows the Adviser to hire employees of its affiliates. It also allows KAM to choose brokers or dealers to handle the purchases and sales of a Fund's securities. Subject to Board approval, Key Investments, Inc.
(KII) and/or Key Clearing Corporation (KCC) may act as clearing broker for the Funds' security transactions in accordance with procedures adopted by the Funds, and receive commissions or fees in connection with their services to the Funds. Both KII and KCC are wholly-owned indirect subsidiaries of KeyCorp and are affiliates of the Adviser.

Prior to February 28, 1997, KeyCorp Mutual Fund Advisers, Inc. was the adviser. Society Asset Management, Inc. (formerly the adviser) was the sub-adviser to each of the Funds except the Special Growth Fund. During the fiscal year ended October 31, 1997, the Adviser was paid an advisory fee at an annual rate based on the average daily net assets of each Fund (after waivers) as follows:

                                                                  Ohio       Inter-                         Real
                          Diversified  Stock            Special   Regional  national  Special              Estate
              Value Fund     Stock     Index   Growth   Value     Stock     Growth    Growth   Balanced    Investment
                              Fund      Fund   Fund     Fund      Fund       Fund     Fund       Fund      Fund

Advisory Fees    1.00%        .65%      .45%   1.00%    1.00%     .75%      1.10%     1.00%      .89%       .00%

                 |----------------------------------------|
                 |          MANAGEMENT OF THE FUNDS       |
                 |----------------------------------------|
                                       |
                 |----------------------------------------|
                 |              TRUSTEES                  |
                 |----------------------------------------|
                 |    Supervise each Fund's activities    |
                 |----------------------------------------|
                                       |
                 |----------------------------------------|
                 |            Investment Adviser          |
                 |----------------------------------------|
                 |          Key Asset Management Inc.     |
                 |              127 Public Square         |
                 |             Cleveland, OH 44114        |
                 |                                        |
                 |----------------------------------------|
                 |          Manages each Fund's           |
                 |  business and investment activities.   |
                 |----------------------------------------|

THE INVESTMENT SUB-ADVISER TO THE INTERNATIONAL GROWTH FUND

Manager of Managers. KAM, the investment adviser, serves as a Manager of Managers of the International Growth Fund. That is, KAM may select one or more sub-advisers to manage the International Growth Fund's assets. KAM evaluates each sub-adviser's skills, investment styles and strategies in light of KAM's analysis of the international securities markets. Under its Advisory Agreement with Victory, KAM oversees the investment advisory services that a sub-adviser provides to the International Growth Fund. If KAM engages more than one sub-adviser, KAM may reallocate assets among sub-advisers when it believes it is appropriate. KAM provides investment advice regarding short-term debt securities. KAM has the ultimate responsibility for the International Growth Fund's investment performance because it is responsible for overseeing all sub-advisers and recommending to the Fund's Board of Trustees that it hire, terminate or replace a particular sub-adviser.

Victory and KAM have obtained an order from the SEC that allows KAM to serve as a Manager of Managers. The order lets KAM, subject to certain conditions, select new sub-advisers with the approval of Victory's Board of Trustees, without obtaining shareholder approval. The order also allows KAM to change the terms of agreements with the sub-advisers or to keep a sub-adviser even if certain events would otherwise require that a sub-advisory agreement to terminate. Victory will notify shareholders of any sub-adviser change. Shareholders, however, also have the right to terminate an agreement with a particular sub-adviser. If KAM hires more than one sub-adviser, the order also allows the International Growth Fund to disclose only the aggregate amount of fees paid to all sub-advisers.

***IIIS is the sub-adviser for the International Growth Fund.***

Indocam International Investment Services, S.A. KAM has entered into a Portfolio Management Agreement with Indocam International Investment Services, S.A.
(IIIS). IIIS serves as sub-adviser for all of the International Growth Fund's assets (other than short-term debt instruments). IIIS and its advisory affiliates (Indocam) are the global asset management component of the Credit Agricole banking and financial services group. As of December 31, 1997, Indocam managed approximately $124 billion for its clients.

Eric Taze-Bernard, Ayaz Ebrahim, Didier Le Conte, and Jean-Claude Kaltenbach are directly responsible for the management of the Fund. Mr. Taze-Bernard, the lead portfolio manager, has been employed by IIIS (or its affiliates) since 1987 and currently is the Head of Strategy of Asset Allocation of IIIS. Mr. Ebrahim is the Director and Portfolio Manager of IIIS, Hong Kong. Mr. Ebrahim has been employed by IIIS (or its affiliates) since 1991. Mr. Le Conte is the Senior Portfolio Manager responsible for European Equities at IIIS and has been employed by IIIS (or its affiliates) since 1966. Mr. Kaltenbach is the Head of Equity Management at IIIS and has been employed by IIIS (or its affiliates) since 1994. Prior to his employment by IIIS, Mr. Kaltenbach was the Head of Asset Management at Union Europeenne de CIC since 1988.

KAM, and not the International Growth Fund, pays IIIS a sub-advisory fee equal, on an annual basis, to 0.55% of the International Growth Fund's average daily net assets.

o    THE ADMINISTRATOR, DISTRIBUTOR, AND FUND ACCOUNTANT

BISYS Fund Services is the Administrator and the Distributor. The Fund pays BISYS a fee as the Administrator at the following annual rate based on each Fund's average daily net assets:

o    .15% for portfolio assets of $300 million and less,

o    .12% for the next $300 million  through  $600 million of portfolio  assets;
     and

o    .10% for portfolio assets greater than $600 million.

Under a Sub-Administration Agreement, BISYS pays KAM a fee at the annual rate of up to .05% of each Fund's average daily net assets to perform some of the administrative duties for the Funds. The Funds do not pay BISYS a fee for its services as Distributor, although BISYS receives the sales charge. Each Fund pays BISYS Fund Services Ohio, Inc. a fee for serving as the Funds' Accountant.

The Distributor may provide sales support, including cash or other compensation to dealers for selling shares of a Fund. Payments may be in the form of trips, tickets, and/or merchandise offered through sales contests. It does this at its own expense and not at the expense of a Fund or its shareholders.

SHAREHOLDER SERVICING PLAN

The Funds have adopted a Shareholder Servicing Plan for each class of shares of the Funds except the Stock Index Fund. The shareholder servicing agent performs a number of services for its customers who are shareholders of the Funds. It establishes and maintains accounts and records, processes dividend payments,
arranges  for  bank  wires,   assists  in  transactions,   and  changes  account
information.  For these  services  a Fund pays a fee at an annual  rate of up to
 .25% of the average daily net assets of the appropriate class of shares serviced by the agent. The Funds may enter into agreements with various shareholder servicing agents, including KeyBank National Association and its affiliates, other financial institutions, and securities brokers. The Funds may pay a servicing fee to broker-dealers and others who sponsor "no transaction fee" or similar programs for the purchase of shares. Shareholder servicing agents may waive all or a portion of their fee periodically.

DISTRIBUTION PLAN

Under Rule 12b-1 of the Investment Company Act of 1940, Victory has adopted a Distribution and Service Plan for Class B Shares of the five funds that sell Class B Shares. Victory pays the Distributor an annual asset-based sales charge of up to 0.75%. The fee is computed on the average daily net assets of those shares. The Distributor then uses the asset-based sales charge to recoup these sales commissions and the costs for financing them. Victory has adopted a Distribution and Service Plan for the Real Estate Investment Fund, but this Fund does not currently pay expenses under this plan. See the SAI for more details regarding this plan.

****The Funds are supervised by the Board of Trustees who monitor the services provided to investors.****

BROKERAGE

The Fund may buy and sell securities through an affiliate of KAM. The Board of Trustees has adopted procedures to ensure that these transactions are fair and in the best interest of the Fund.

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP serves as independent accountants to the Funds.

LEGAL COUNSEL

Kramer, Levin, Naftalis & Frankel serves as legal counsel to the Funds.

                                              HOW THE FUNDS ARE ORGANIZED


                                                 |---------------------|
                                                 |                     |
                                   |-------------|    SHAREHOLDERS     |
                                   |             |                     |
                                   |             |                     |
                                   |              ----------------------
                                   |
                                   |   |----------------------------------------------|
                                   |   |         FINANCIAL SERVICES FIRMS AND         |
                                   |   |         THEIR INVESTMENT PROFESSIONALS       |
                                   |   |                                              |
                                   |   |         Advise current and prospective       |
                                   |   |     shareholders on their Fund investments.  |
                                   |   |----------------------------------------------|
                                   |
                                   |   |----------------------------------------------|
                                   |   |        TRANSFER AGENT/SERVICING AGENT        |
                                   ----|      State Street Bank and Trust Company     |
                                       |              225 Franklin Street             |
                                       |               Boston, MA 02110               |
                                       |                                              |
                                       |                                              |
                                       |          Boston Financial Data Services      |
                                       |               Two Heritage Drive             |
                                       |              Quincy, MA 02171                |
                                       |                                              |
                                       |    Handles services such as record-keeping,  |
                                       |       statements, processing of buy and      |
                                       |   sell requests, distribution of dividends,  |
                                       |  and servicing of shareholders' accounts.    |
                                       |----------------------------------------------|
                                                              |
                                                              |
|-------------------------------------------------|           |              |----------------------------------------------|
|           DISTRIBUTOR AND ADMINISTRATOR         |           |              |           FUND ACCOUNTANT                    |
|                                                 |           |              |                                              |
|                                                 |           |--------------|                                              |
|                BISYS Fund Services              |           |              |    BISYS Fund Services Ohio, Inc.            |
|                and its affiliates               |           |              |          3435 Stelzer Road                   |
|                 3435 Stelzer Road               |           |              |          Columbus, OH 43219                  |
|                Columbus, OH 43219               |           |              |                                              |
|                                                 |-----------|              |                                              |
|                                                 |           |              |                                              |
|                                                 |           |              |Calculates the value of Fund shares and keeps |
|                                                 |           |              |            certain Fund records.             |
|  As Distributor, markets the Funds, distributes |           |              |                                              |
|    shares through Investment Professionals. As  |           |              |                                              |
| Administrator, handles the day-to-day operations|           |              |                                              |
|                  of the Funds.                  |           |              |                                              |
|                                                 |           |              |                                              |
|-------------------------------------------------|           |              |----------------------------------------------|
                                                              |
|-------------------------------------------------|           |              |----------------------------------------------|
|              SUB-ADMINISTRATOR                  |           |              |                  CUSTODIAN                   |
|           Key Asset Management Inc.             |           |              |        Key Trust Company of Ohio, N.A.       |
|               127 Public square                 |           |              |               127 Public Square              |
|              Cleveland, OH 44114                |           |              |              Cleveland, OH 44114             |
|                                                 |           |              |        Provides for safekeeping of the       |
|Handles some day-to-day operations of the Funds. |           ---------------- Funds' investments and cash, and settles     |
|                                                 |                          |               trades made by the Funds.      |
|                                                 |                          |                                              |
|                                                 |                          |                                              |
--------------------------------------------------|                          |----------------------------------------------|


ADDITIONAL INFORMATION

     ****Some additional information you should know about the Funds.****

SHARE CLASSES

The Funds offer only the classes of shares described in this prospectus, but at some future date, the Funds may offer additional classes of shares through a separate prospectus.

YOUR RIGHTS AS A SHAREHOLDER

All shareholders have equal voting, liquidation, and other rights. As a shareholder of a Fund, you have rights and privileges similar to those enjoyed by other corporate shareholders. Delaware Trust law limits the liability of shareholders.

If any matters are to be voted on by shareholders (such as a change in a fundamental investment objective or the election of Trustees), each share outstanding at that point would be entitled to one vote. If you have a qualified trust account, the trustee will vote your shares on your behalf or in the same percentage voted on shares that are not held in trust. Shareholders with more than 10% of the outstanding shares of a Fund may call a special meeting for removal of a Trustee. Normally, Victory is not required to hold annual meetings of shareholders. However, shareholders may request one under certain circumstances, as described in the SAI.

CODE OF ETHICS

Victory and the Adviser have each adopted a Code of Ethics to which all investment personnel and all other access persons to the Fund must conform.
Investment personnel must refrain from certain trading practices and are required to report certain personal investment activities. Violations of the Code of Ethics can result in penalties, suspension, or termination of employment.

BANKING LAWS

Banking laws, including the Glass-Steagall Act, prevent a bank holding company or its affiliates from sponsoring, organizing, or controlling a registered, open-end investment company. However, bank holding company subsidiaries may act as investment adviser, transfer agent, custodian or shareholder servicing agent. They also may purchase shares of such a company for their customers and pay third parties for performing these functions. Should these laws ever change in the future, the Trustees would consider selecting another qualified firm so that all services would continue.

SHAREHOLDER COMMUNICATIONS

You will receive unaudited Semi-Annual Reports and audited Annual Reports on a regular basis from each Fund. In addition, you will also receive updated prospectuses or supplements to this prospectus. In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Fund will send only one copy of the above communications.

The securities described in this prospectus and the SAI are not offered in any state in which they may not lawfully be sold. No sales representative, dealer, or other person is authorized to give any information or make any representation other than those contained in this prospectus and the SAI.

     ****If you would like to receive additional copies of any materials, please call the Funds at 800-539-FUND.****

The following table lists some of the types of securities each of the Funds may choose to purchase under normal market conditions. Each Fund invests primarily in equity securities. However, the Funds also are permitted to invest in the non-equity securities as shown in the table below and in the SAI. For temporary defensive purposes, each Fund may hold up to 100% of its total assets in cash or short-term money market instruments. For more information on ratings and detailed descriptions of each of the investments below, see the SAI.

% Percent of TOTAL assets
o Indicates a "derivative security," whose value is linked to, or derived from another security, instrument or index. # No limitation of usage; Fund may be using currently.

                    OTHER SECURITIES AND INVESTMENT PRACTICES

-----------------------------------------------------------------------------------------------------------------------------------
                                                                          VALUE       DIVERSIFIED      STOCK INDEX
       LIST OF ALLOWABLE INVESTMENTS AND INVESTMENT PRACTICES              FUND        STOCK FUND        FUND(1)       GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------------
U.S. EQUITY SECURITIES.  Can include common stock and securities         80-100%        80-100%          80-100%         80-100%
convertible into stock of U.S. corporations.
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY SECURITIES OF COMPANIES TRADED ON A FOREIGN EXCHANGE.  Can
include common stock and securities convertible into stock of              None           None             None            None
non-U.S. corporations.
EQUITY SECURITIES OF FOREIGN COMPANIES TRADED ON U.S. EXCHANGES.
Can include common stock, preferred stock, and securities                  10%            10%               #               5%
convertible into stock.  Also may include American Depositary
Receipts (ADRs) and Global Depositary Receipts (GDRs).
-----------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK.  A class of stock that pays dividends at a                None           20%              None            20%
specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets.
-----------------------------------------------------------------------------------------------------------------------------------
U.S. CORPORATE DEBT OBLIGATIONS.  Debt instruments issued by U.S.          20%            20%              None            20%
public corporations.  They may be secured or unsecured.
-----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS.  Shares of ownership in real estate         25%            25%              25%             25%
investment trusts or mortgages on real estate.
-----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES. Securities issued or guaranteed by the         20%            20%              20%             20%
U.S. government, its agencies or instrumentalities.  Some are                                           only U.S.
direct obligations of the U.S. Treasury; others are obligations                                          Treasury
only of the U.S. agency.                                                                             obligations (3)
-----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM DEBT OBLIGATIONS.  Includes bankers' acceptances,               20%            20%           33 1/3%(3)         20%
certificates of deposit, prime quality commercial paper, Eurodollar obligations, variable and floating rate notes, cash, and cash equivalents.
-----------------------------------------------------------------------------------------------------------------------------------
FOREIGN DEBT SECURITIES.  Debt securities of foreign issuers               None           None             None            None
including international bonds traded in the United States and abroad.
-----------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                     SPECIAL     OHIO       INTER-   SPECIAL             REAL ESTATE
                                                                      VALUE    REGIONAL   NATIONAL    GROWTH    BALANCED  INVESTMENT
       LIST OF ALLOWABLE INVESTMENTS AND INVESTMENT PRACTICES         FUND    STOCK FUND GROWTH FUND   FUND     FUND        FUND
------------------------------------------------------------------------------------------------------------------------------------
U.S. EQUITY SECURITIES.  Can include common stock and securities     80-100%   80-100%       None     65-100%  40-75%       80-100%
convertible into stock of U.S. corporations.
------------------------------------------------------------------------------------------------------------------------------------
EQUITY SECURITIES OF COMPANIES TRADED ON A FOREIGN EXCHANGE.  Can
include common stock and securities convertible into stock of         None                             None                  None
non-U.S. corporations.
EQUITY SECURITIES OF FOREIGN COMPANIES TRADED ON U.S. EXCHANGES.
Can include common stock, preferred stock, and securities              5%        None      65-100%      5%       10%          20%
convertible into stock.  Also may include American Depositary
Receipts (ADRs) and Global Depositary Receipts (GDRs).
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK.  A class of stock that pays dividends at a            20%       None        35%        35%      25%          20%
specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets.
------------------------------------------------------------------------------------------------------------------------------------
U.S. CORPORATE DEBT OBLIGATIONS.  Debt instruments issued by U.S.      20%       20%         35%        35%    60% (2)       None
public corporations.  They may be secured or unsecured.
------------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS.  Shares of ownership in real estate     25%       25%         25%        25%      25%           #
investment trusts or mortgages on real estate.
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES. Securities issued or guaranteed by the     20%       20%         35%        35%      60%          20%
U.S. government, its agencies or instrumentalities.  Some are direct obligations of the U.S. Treasury; others are obligations only of the U.S. agency.
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM DEBT OBLIGATIONS.  Includes bankers' acceptances,           20%       20%         35%        35%      35%          20%
certificates of deposit, prime quality commercial paper, Eurodollar obligations, variable and floating rate notes, cash, and cash equivalents.
------------------------------------------------------------------------------------------------------------------------------------
FOREIGN DEBT SECURITIES.  Debt securities of foreign issuers          None       None        20%       None      10%         None
including international bonds traded in the United States and abroad.
------------------------------------------------------------------------------------------------------------------------------------


                                      -66-


-------------------------------------------------------------------------------------------------------------------------

                                                                           VALUE         DIVERSIFIED      STOCK INDEX
       LIST OF ALLOWABLE INVESTMENTS AND INVESTMENT PRACTICES               FUND          STOCK FUND        FUND(1)
-------------------------------------------------------------------------------------------------------------------------
WARRANTS.  The right to purchase an equity security at a stated             10%              10%              10%
price for a limited period of time.
-------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES. A security that is           33-1/3%          33-1/3%          33-1/3%
purchased for delivery at a later time.  The market value may change before the delivery date and the value is included in the
NAV of the Fund.
-------------------------------------------------------------------------------------------------------------------------
o RECEIPTS.  Separately traded interest or principal components of           20%              20%              None
U.S. Government securities.
-------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS.  An agreement to sell and repurchase a               20%              20%             20%(3)
security at a stated price plus interest.  The seller's obligation to the Fund is secured by collateral.  Subject to the receipt of an exemptive order from the SEC, the Adviser may combine repurchase transactions among one or more Victory funds into a single
transaction.
-------------------------------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES.  Investments that cannot be readily sold            15% of net       15% of net       15% of net
within seven days in the usual course of business at approximately         assets           assets           assets
the price at which a Fund values them, including forward contracts*
to hedge currency risk.  (*Only the Balanced Fund and the
International Growth Fund may use forward contracts this way.)
-------------------------------------------------------------------------------------------------------------------------
RESTRICTED SECURITIES.  Securities that are not registered under            20%              20%              20%
federal securities laws but that may be traded among qualified institutional investors and the Fund.  Some of these securities may be illiquid.
-------------------------------------------------------------------------------------------------------------------------
o FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS.  Contracts         5% in margins    5% in margins    5% in margins
involving the right or obligation to deliver or receive assets or       and premiums;    and premiums;    and premiums;
money depending on the performance of one or more assets or a          33-1/3% subject  33-1/3% subject  33-1/3% subject
securities index. To reduce the effects of leverage, liquid            to futures or    to futures or    to futures or
assets equal to the contract commitment are set aside to cover           options on       options on       options on
the commitment.  The Funds may invest in futures in an effort              futures          futures          futures
to hedge against market risk.
-------------------------------------------------------------------------------------------------------------------------
o OPTIONS.  A Fund may write, or sell, a covered call option on a       25% in covered   25% in covered   25% in covered
security that it owns or on an index to hedge its position or             calls            calls            calls
generate additional income.  The Special Growth Fund may purchase call options, purchase put options, write put options, or write uncovered call options for speculative investments.
-------------------------------------------------------------------------------------------------------------------------
BORROWING, REVERSE REPURCHASE AGREEMENTS. The borrowing of money           5%               5%               5%
from banks (up to 5% of total assets) or through reverse                 33-1/3%          33-1/3%          33-1/3%
repurchase agreements (up to 33-1/3% of total assets). The Funds will not use borrowing to create leverage.
-------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------------------------------------
                                                                                                               OHIO
                                                                                          SPECIAL VALUE      REGIONAL
       LIST OF ALLOWABLE INVESTMENTS AND INVESTMENT PRACTICES             GROWTH FUND         FUND          STOCK FUND
--------------------------------------------------------------------------------------------------------------------------
WARRANTS.  The right to purchase an equity security at a stated               10%              10%             10%
price for a limited period of time.
--------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES. A security that is             33-1/3%          33-1/3%         33-1/3%
purchased for delivery at a later time.  The market value may change before the delivery date and the value is included in the
NAV of the Fund.
--------------------------------------------------------------------------------------------------------------------------
o RECEIPTS.  Separately traded interest or principal components of             20%              20%             20%
U.S. Government securities.
--------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS.  An agreement to sell and repurchase a                 20%              20%             20%
security at a stated price plus interest.  The seller's obligation to the Fund is secured by collateral.  Subject to the receipt of an exemptive order from the SEC, the Adviser may combine repurchase transactions among one or more Victory funds into a single
transaction.
--------------------------------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES.  Investments that cannot be readily sold              15% of net      15% of net       15% of net
within seven days in the usual course of business at approximately           assets          assets           assets
the price at which a Fund values them, including forward contracts*
to hedge currency risk.  (*Only the Balanced Fund and the
International Growth Fund may use forward contracts this way.)
--------------------------------------------------------------------------------------------------------------------------
RESTRICTED SECURITIES.  Securities that are not registered under              20%              20%             20%
federal securities laws but that may be traded among qualified institutional investors and the Fund.  Some of these securities may be illiquid.
--------------------------------------------------------------------------------------------------------------------------
o FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS.  Contracts           5% in margins    5% in margins   5% in margins
involving the right or obligation to deliver or receive assets or         and premiums;    and premiums;   and premiums;
money depending on the performance of one or more assets or a            33-1/3% subject      33-1/3%     33-1/3% subject
securities index. To reduce the effects of leverage, liquid              to futures or     subject to     to futures or
assets equal to the contract commitment are set aside to cover             options on      futures or       options on
the commitment.  The Funds may invest in futures in an effort                futures        options on        futures
to hedge against market risk.                                                                 futures
--------------------------------------------------------------------------------------------------------------------------
o OPTIONS.  A Fund may write, or sell, a covered call option on a         25% in covered  25% in covered   25% in covered
security that it owns or on an index to hedge its position or               calls           calls            calls
generate additional income.  The Special Growth Fund may purchase call options, purchase put options, write put options, or write uncovered call options for speculative investments.
--------------------------------------------------------------------------------------------------------------------------
BORROWING, REVERSE REPURCHASE AGREEMENTS. The borrowing of money             5%              5%               5%
from banks (up to 5% of total assets) or through reverse                   33-1/3%          33-1/3%         33-1/3%
repurchase agreements (up to 33-1/3% of total assets). The Funds will not use borrowing to create leverage.
--------------------------------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------------------------------
                                                                                             SPECIAL                    REAL ESTATE
                                                                        INTERNATIONAL      GROWTH FUND      BALANCED    INVESTMENT
       LIST OF ALLOWABLE INVESTMENTS AND INVESTMENT PRACTICES            GROWTH FUND                          FUND         FUND
-----------------------------------------------------------------------------------------------------------------------------------
WARRANTS.  The right to purchase an equity security at a stated              10%               10%             10%          10%
price for a limited period of time.
-----------------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES. A security that is            33-1/3%           33-1/3%         33-1/3%      33-1/3%
purchased for delivery at a later time.  The market value may change before the delivery date and the value is included in the
NAV of the Fund.
-----------------------------------------------------------------------------------------------------------------------------------
ORECEIPTS.  Separately traded interest or principal components of            20%               20%             10%          20%
U.S. Government securities.
-----------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS.  An agreement to sell and repurchase a                35%               35%             35%          20%
security at a stated price plus interest.  The seller's obligation to the Fund is secured by collateral.  Subject to the receipt of an exemptive order from the SEC, the Adviser may combine repurchase transactions among one or more Victory funds into a single
transaction.
-----------------------------------------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES.  Investments that cannot be readily sold        15% of net assets*   15% of net     15% of net   15% of net
within seven days in the usual course of business at approximately                          assets         assets*     assets
the price at which a Fund values them, including forward contracts to hedge currency risk.  (*Only the Balanced Fund and the
International Growth Fund may use forward contracts this way.)
-----------------------------------------------------------------------------------------------------------------------------------
RESTRICTED SECURITIES.  Securities that are not registered under          35%               35%            35%            15%
federal securities laws but that may be traded among qualified institutional investors and the Fund.  Some of these securities may be illiquid.
-----------------------------------------------------------------------------------------------------------------------------------
o FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS.  Contracts     5% in margins and   5% in margins  5% in margins  5% in margins
involving the right or obligation to deliver or receive assets or   premiums; 33-1/3%   and premiums;  and premiums;  and premiums;
money depending on the performance of one or more assets or a           subject to         33-1/3%        33-1/3%        33-1/3%
securities index. To reduce the effects of leverage, liquid            futures or       subject to     subject to     subject to
assets equal to the contract commitment are set aside to cover     options on futures   futures or     futures or     futures or
the commitment.  The Funds may invest in futures in an effort                            options on     options on     options on
to hedge against market risk.                                                              futures        futures        futures
-----------------------------------------------------------------------------------------------------------------------------------
o OPTIONS.  A Fund may write, or sell, a covered call option on a     25% in covered   25% in covered     25% in         25% in
security that it owns or on an index to hedge its position or          calls           calls and 5%     covered         covered
generate additional income.  The Special Growth Fund may purchase                     in call or put     calls          calls
call options, purchase put options, write put options, or write                           options                      and puts
uncovered call options for speculative investments.
-----------------------------------------------------------------------------------------------------------------------------------
BORROWING, REVERSE REPURCHASE AGREEMENTS. The borrowing of money         5%               5%             5%             5%
from banks (up to 5% of total assets) or through reverse               33-1/3%           33-1/3%        33-1/3%        33-1/3%
repurchase agreements (up to 33-1/3% of total assets). The Funds will not use borrowing to create leverage.
-----------------------------------------------------------------------------------------------------------------------------------


                              -67-



----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         SPECIAL
                                                                      VALUE     DIVERSIFIED   STOCK INDEX    GROWTH        VALUE
       LIST OF ALLOWABLE INVESTMENTS AND INVESTMENT PRACTICES          FUND      STOCK FUND     FUND(1)       FUND          FUND
----------------------------------------------------------------------------------------------------------------------------------
SECURITIES LENDING.  To generate additional income, a Fund may lend   33-1/3%      33-1/3%       33-1/3%      33-1/3%     33-1/3%
its portfolio securities.  A Fund will receive collateral for the value of the  security  plus any  interest  due. A Fund only will enter into securities lending arrangements with entities that the
Adviser has determined are  creditworthy.  Subject to the receipt of an exemptive  order from the SEC,  Key Trust  Company of Ohio,
N.A.,  the Funds'  Custodian  and lending  agent,  may earn a fee based  on the  amount  of  income  earned  on the  investment  of collateral.
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY SECURITIES.  Shares of other mutual funds with          5%        5%            5%          5%         5%
similar investment objectives.  The following limitations apply:           3%        3%            3%          3%         3%
(1) No more than 5% of a Fund's total assets may be invested in one       10%       10%           10%         10%         10%
mutual fund, (2) a Fund and its affiliates may not own more than 3%
of the securities of any one mutual fund, and (3) no more than 10%
of a Fund's total assets may be invested in combined mutual fund holdings.
----------------------------------------------------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------------------------------------------
                                                                       OHIO          INTER-      SPECIAL               REAL ESTATE
                                                                      REGIONAL      NATIONAL     GROWTH    BALANCED    INVESTMENT
       LIST OF ALLOWABLE INVESTMENTS AND INVESTMENT PRACTICES         STOCK FUND    GROWTH FUND   FUND     FUND          FUND
----------------------------------------------------------------------------------------------------------------------------------
SECURITIES LENDING.  To generate additional income, a Fund may lend   33-1/3%        33-1/3%     33-1/3%   33-1/3%       33-1/3%
its portfolio securities.  A Fund will receive collateral for the value of the  security  plus any  interest  due. A Fund only will enter into securities lending arrangements with entities that the
Adviser has determined are  creditworthy.  Subject to the receipt of an exemptive  order from the SEC,  Key Trust  Company of Ohio,
N.A.,  the Funds'  Custodian  and lending  agent,  may earn a fee based  on the  amount  of  income  earned  on the  investment  of collateral.
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY SECURITIES.  Shares of other mutual funds with          5%          5%         5%        5%            5%
similar investment objectives.  The following limitations apply:           3%          3%         3%        3%            3%
(1) No more than 5% of a Fund's total assets may be invested in one       10%         10%         10%       10%           10%
mutual fund, (2) a Fund and its affiliates may not own more than 3%
of the securities of any one mutual fund, and (3) no more than 10%
of a Fund's total assets may be invested in combined mutual fund holdings.
----------------------------------------------------------------------------------------------------------------------------------


(1)  Assets subject to S&P 500 futures are considered U.S. equity investments.

(2) The Balanced Fund may invest up to 20% of its total assets in asset-backed securities, including securities backed by commercial mortgages, automobile loan receivables, credit card receivables, and rate reduction bonds. Asset-backed securities are debt securities backed by loans or accounts receivable originated by banks, credit card companies, or other providers of credit. These securities may be enhanced by a bank letter of credit or by insurance coverage provided by a third party.

(3) The Stock Index Fund may hold short-term Debt Obligations and may enter into Repurchase Agreements for liquidity.

                                                                    Bulk Rate
                                                                 U.S. Postage
                                                                         PAID
                                                                Cleveland, OH
                                                               Permit No. 469

                                    LOGO (R)
                                  VICTORY FUNDS


                  PRINTED ON RECYCLED PAPER VF-EQTY-PRO (8/98)